united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Wendy Wang, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2612

Date of fiscal year end:	6/30

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)

Fulcrum Diversified Absolute Return Fund

Institutional Class (FARIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$126	1.22%

How did the Fund perform during the reporting period?

The period began well for risk assets, with a benign inflation backdrop and central banks around the world easing monetary policy. The calm faded at the turn of the year with fears of U.S. tariff consequences, along with rising inflation and broader geopolitical concerns leading to a period of high market volatility and declines in asset prices. As many of the tariff measures were moderated, combined with signs of a dovish shift from the Federal Reserve and no spikes in inflation, risk assets recovered going into the end of Q2-2025 with equities and bonds finishing in positive for the fiscal year. The Institutional Share Class returned +7.19% for the fiscal year ended June 30, 2025. Dynamic asset allocation strategies were driven by gains in equities, with muted contributions from commodities and fixed income. Discretionary macro strategies were the main driver of performance, capitalizing on the market volatility and generating returns in fixed income, commodity and thematic equity strategies. Diversifying strategies marginally detracted from performance, with most trend following strategies finding the market volatility more challenging to navigate.

How has the Fund performed since inception?

The Fund has performed consistently against its benchmark. The market in the year ended 2025 proved to be more volatile than previous years. To counter the volatile, a long-term view has been taken when considering performance.

Total Return Based on $1,000,000 Investment

	Fulcrum Diversified Absolute Return Fund	Bloomberg Global Aggregate USD Hedged Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jul-2015	$1,000,000	$1,000,000	$1,000,000
Jun-2016	$957,000	$1,063,172	$1,001,957
Jun-2017	$974,868	$1,058,782	$1,006,829
Jun-2018	$1,005,761	$1,076,299	$1,020,545
Jun-2019	$1,016,707	$1,160,207	$1,044,150
Jun-2020	$1,103,789	$1,230,612	$1,061,158
Jun-2021	$1,220,551	$1,231,552	$1,062,158
Jun-2022	$1,218,137	$1,121,452	$1,063,942
Jun-2023	$1,194,858	$1,127,263	$1,102,495
Jun-2024	$1,305,203	$1,174,610	$1,162,392
Jun-2025	$1,399,074	$1,246,896	$1,217,141

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2015)
Fulcrum Diversified Absolute Return Fund	7.19%	4.86%	3.44%
Bloomberg Global Aggregate USD Hedged Index	6.15%	0.26%	2.25%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	2.00%

Fund Statistics

  Net Assets$243,053,852
  Number of Portfolio Holdings858
  Advisory Fee (net of waivers)$1,636,929
  Portfolio Turnover113%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	18.0%
Exchange-Traded Funds	0.4%
Purchased Options	5.8%
Short-Term Investments	75.8%

Sector Weighting (% of net assets)

Value	Value
Short Term Government Bonds	53.2
North American Equities	10.4
Currency Derivatives	2.6
European ex-UK Equities	1.4
Equity Derivatives	1.1
Commodity Derivatives	0.7
Japanese Equities	0.4
Interest Rate Derivatives	0.4
UK Equities	0.3
Exchange-Traded Equity Funds	0.3
Australian Equities	0.1
Asia ex-Japan Equities	0.0
Credit Derivatives	0.0
South American Equities	0.0

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, dated October 28, 2024 or upon request at 855-538-5278.

Effective October 28, 2024, the Institutional Class's expense limitation was increased from 1.13% of the Fund's average daily net assets to 1.25% of the Fund's average daily net assets.

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.fulcrumassetfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-FARIX

Fulcrum Diversified Absolute Return Fund (FARIX)

Annual Shareholder Report - June 30, 2025

Fulcrum Diversified Absolute Return Fund

Super Institutional Class (FARYX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional	$117	1.13%

How did the Fund perform during the reporting period?

The period began well for risk assets, with a benign inflation backdrop and central banks around the world easing monetary policy. The calm faded at the turn of the year with fears of U.S. tariff consequences, along with rising inflation and broader geopolitical concerns leading to a period of high market volatility and declines in asset prices. As many of the tariff measures were moderated, combined with signs of a dovish shift from the Federal Reserve and no spikes in inflation, risk assets recovered going into the end of Q2-2025 with equities and bonds finishing in positive for the fiscal year. The Super Institutional Share Class returned +7.35% for the fiscal year ended June 30, 2025. Dynamic asset allocation strategies were driven by gains in equities, with muted contributions from commodities and fixed income. Discretionary macro strategies were the main driver of performance, capitalizing on the market volatility and generating returns in fixed income, commodity and thematic equity strategies. Diversifying strategies marginally detracted from performance, with most trend following strategies finding the market volatility more challenging to navigate.

How has the Fund performed since inception?

The Fund has performed consistently against its benchmark. The market in the year ended 2025 proved to be more volatile than previous years. To counter the volatile, a long-term view has been taken when considering performance.

Total Return Based on $25,000,000 Investment

	Fulcrum Diversified Absolute Return Fund	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate USD Hedged Index
Jul-15	$25,000,000	$25,000,000	$25,000,000
Jun-16	23,925,000	25,048,935	26,579,288
Jun-17	24,371,817	25,170,729	26,469,543
Jun-18	25,143,299	25,513,637	26,907,479
Jun-19	25,447,539	26,103,757	29,005,184
Jun-20	27,659,280	26,528,948	30,765,291
Jun-21	30,592,425	26,553,959	30,788,808
Jun-22	30,565,144	26,598,544	28,036,289
Jun-23	30,016,211	27,562,383	28,181,571
Jun-24	32,801,868	29,059,795	29,365,254
Jun-25	35,213,084	30,428,526	31,172,394

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2015)
Fulcrum Diversified Absolute Return Fund	7.35%	4.95%	3.51%
Bloomberg Global Aggregate USD Hedged Index	6.15%	0.26%	2.25%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	2.00%

Fund Statistics

  Net Assets$243,053,852
  Number of Portfolio Holdings858
  Advisory Fee (net of waivers)$1,636,929
  Portfolio Turnover113%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	18.0%
Exchange-Traded Funds	0.4%
Purchased Options	5.8%
Short-Term Investments	75.8%

Sector Weighting (% of net assets)

Value	Value
Short Term Government Bonds	53.2
North American Equities	10.4
Currency Derivatives	2.6
European ex-UK Equities	1.4
Equity Derivatives	1.1
Commodity Derivatives	0.7
Japanese Equities	0.4
Interest Rate Derivatives	0.4
UK Equities	0.3
Exchange-Traded Equity Funds	0.3
Australian Equities	0.1
Asia ex-Japan Equities	0.0
Credit Derivatives	0.0
South American Equities	0.0

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, dated October 28, 2024 or upon request at 855-538-5278.

Effective October 28, 2024, the Super Institutional Class's expense limitation was increased from 1.05% of the Fund's average daily net assets to 1.17% of the Fund's average daily net assets.

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.fulcrumassetfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-FARYX

Fulcrum Diversified Absolute Return Fund (FARYX)

Annual Shareholder Report - June 30, 2025

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $125,000

2024 – $60,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $10,000

2024 – $10,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2025, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Fulcrum Diversified Absolute Return Fund

Super Institutional Class	FARYX
Institutional Class	FARIX

a series of Northern Lights Fund Trust IV

Annual Consolidated Financial Statements & Additional Information
June 30, 2025

855-538-5278
www.fulcrumassetfunds.com
fulcrumfunds@ultimusfundsolutions.com

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6%
	ADVERTISING & MARKETING - 0.0%(a)
48	Omnicom Group, Inc.	$3,453
99	Trade Desk, Inc. (The), Class A(b)	7,127
		10,580
	AEROSPACE & DEFENSE - 0.1%
219	Dassault Aviation S.A. (c)	77,437
5,015	Saab A.B. (c)	279,689
10	Teledyne Technologies, Inc.(b)	5,123
		362,249
	APPAREL & TEXTILE PRODUCTS - 0.1%
326	adidas A.G.(c)	76,009
312	Deckers Outdoor Corporation(b)	32,158
100	Gildan Activewear, Inc. (c)	4,926
31	Hermes International SCA(c)	83,945
64	LVMH Moet Hennessy Louis Vuitton S.E.(c)	33,515
283	NIKE, Inc., Class B	20,104
		250,657
	ASSET MANAGEMENT - 0.1%
137	3i Group plc(c)	7,747
470	Ares Management Corporation, Class A	81,404
131	Blackrock, Inc.	137,453
166	Blackstone, Inc.	24,830
166	EQT A.B. (c)	5,543
72	Groupe Bruxelles Lambert N.V. (c)	6,131
180	Intermediate Capital Group PLC(c)	4,763
		267,871
	AUTOMOTIVE - 0.2%
174	Niterra Company Ltd. (c)	5,799
137	Rheinmetall A.G. (c)	289,975
968	Tesla, Inc.(b)	307,495
		603,269
	BANKING - 0.6%
29,873	Banco Santander S.A.(c)	247,254
2,419	Bank of America Corporation	114,467
551	Bank of Ireland Group PLC(c)	7,843

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	BANKING - 0.6% (Continued)
302	Bank of Nova Scotia (The) (c)	$16,695
2,051	Barclays PLC(c)	9,495
440	Citigroup, Inc.	37,453
1,820	Danske Bank A/S(c)	74,224
87	Erste Group Bank A.G.(c)	7,409
8,584	HSBC Holdings PLC(c)	103,895
1,649	JPMorgan Chase & Company	478,063
67	KBC Group N.V.(c)	6,918
8,668	Lloyds Banking Group PLC(c)	9,125
946	NatWest Group PLC(c)	6,640
533	Royal Bank of Canada(c)	70,227
9,178	Standard Chartered PLC(c)	152,051
897	Sumitomo Mitsui Financial Group, Inc.(c)	22,632
321	UniCredit SpA(c)	21,517
838	Westpac Banking Corporation(c)	18,675
		1,404,583
	BEVERAGES - 0.1%
168	Celsius Holdings, Inc.(b)	7,794
2,619	Monster Beverage Corporation(b)	164,054
650	PepsiCo, Inc.	85,826
		257,674
	BIOTECH & PHARMA - 0.5%
717	AbbVie, Inc.	133,090
125	Amgen, Inc.	34,901
359	AstraZeneca PLC(c)	49,867
461	Bayer A.G. (c)	13,865
493	Bristol-Myers Squibb Company	22,821
114	CSL Ltd.(c)	17,968
3,084	Daiichi Sankyo Company Ltd.(c)	72,052
423	Eli Lilly & Company	329,741
949	Johnson & Johnson	144,960
1,018	Merck & Company, Inc.	80,585
470	Novartis A.G.(c)	56,970
2,357	Novo Nordisk A/S, Class B(c)	163,594

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	BIOTECH & PHARMA - 0.5% (Continued)
164	Roche Holding A.G.(c)	$53,413
265	Sanofi S.A.(c)	25,660
		1,199,487
	CABLE & SATELLITE - 0.0%(a)
917	Comcast Corporation, Class A	32,728

	CHEMICALS - 0.1%
62	Arkema S.A. (c)	4,568
451	Linde PLC	211,599
		216,167
	COMMERCIAL SUPPORT SERVICES - 0.3%
2,860	Compass Group PLC(c)	96,843
2,010	Recruit Holdings Company Ltd.(c)	119,110
943	Republic Services, Inc.	232,553
690	Waste Connections, Inc. (c)	128,861
406	Waste Management, Inc.	92,901
		670,268
	CONSTRUCTION MATERIALS - 0.1%
121	Amrize Ltd.(b) (c)	6,036
345	CRH PLC(c)	31,784
121	Holcim A.G.(c)	8,983
1,524	Kingspan Group PLC(c)	129,603
		176,406
	CONTAINERS & PACKAGING - 0.0%(a)
648	AptarGroup, Inc.	101,367

	DIVERSIFIED INDUSTRIALS - 0.1%
961	Emerson Electric Company	128,130
173	Siemens A.G.(c)	44,350
		172,480
	E-COMMERCE DISCRETIONARY - 0.3%
3,419	Amazon.com, Inc.(b)	750,095

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	ELECTRIC UTILITIES - 0.5%
509	Alliant Energy Corporation	$30,779
1,305	Ameren Corporation	125,333
317	American Electric Power Company, Inc.	32,892
229	Boralex, Inc. (c)	5,319
235	Consolidated Edison, Inc.	23,582
341	Duke Energy Corporation	40,238
6,503	E.ON S.E. (c)	119,682
1,350	Edison International	69,660
788	EDP Renovaveis S.A. (c)	8,794
848	Elia Group S.A. (c)	97,635
1,858	Enel SpA(c)	17,630
307	Engie S.A.(c)	7,205
398	Evergy, Inc.	27,434
1,135	Eversource Energy	72,209
1,509	FirstEnergy Corporation	60,752
1,154	Hydro One Ltd. (c)	41,573
5,118	Iberdrola S.A.(c)	98,201
808	NextEra Energy, Inc.	56,091
557	Pinnacle West Capital Corporation	49,835
152	RWE A.G. (c)	6,343
1,009	Sempra	76,452
268	Southern Company (The)	24,610
3,091	SSE plc(c)	77,682
7,529	Terna - Rete Elettrica Nazionale(c)	77,383
632	Tohoku Electric Power Company, Inc.(c)	4,610
267	WEC Energy Group, Inc.	27,821
		1,279,745
	ELECTRICAL EQUIPMENT - 0.4%
908	AMETEK, Inc.	164,312
157	Assa Abloy A.B., Class B	4,899
1,645	Carrier Global Corporation	120,398
52	Daikin Industries Ltd.	6,147
2,303	Nibe Industrier A.B.	9,820
29	Novanta, Inc.(b)	3,739

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	ELECTRICAL EQUIPMENT - 0.4% (Continued)
1,413	nVent Electric PLC	$103,502
2,472	Prysmian SpA(c)	174,816
17	Schindler Holding A.G. (c)	6,321
461	Schneider Electric S.E.(c)	122,608
530	Trane Technologies PLC	231,827
		948,389
	ENGINEERING & CONSTRUCTION - 0.1%
280	Gaztransport Et Technigaz S.A. (c)	55,472
940	WSP Global, Inc. (c)	191,691
		247,163
	ENTERTAINMENT CONTENT - 0.1%
217	Capcom Company Ltd. (c)	7,432
91	ROBLOX Corporation, Class A(b)	9,573
439	Take-Two Interactive Software, Inc.(b)	106,611
663	Walt Disney Company (The)	82,219
		205,835
	FOOD - 0.2%
581	Bakkafrost P/F(c)	26,161
3,150	BellRing Brands, Inc.(b)	182,480
2,712	Mowi ASA(c)	52,365
614	Nestle S.A.(c)	61,005
416	Salmar ASA(c)	18,030
250	Simply Good Foods Company (The)(b)	7,898
5,344	Vital Farms, Inc.(b)	205,850
		553,789
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
441	West Fraser Timber Company Ltd.	32,331

	GAS & WATER UTILITIES - 0.0%(a)
550	American Water Works Company, Inc.	76,510
168	Veolia Environnement S.A.(c)	5,986
		82,496
	HEALTH CARE FACILITIES & SERVICES - 1.3%
4,512	Cardinal Health, Inc.	758,016

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.3% (Continued)
2,899	Cencora, Inc.	$869,265
1,115	Centene Corporation(b)	60,522
461	Cigna Group (The)	152,397
306	CVS Health Corporation	21,108
314	Elevance Health, Inc.	122,133
301	Encompass Health Corporation	36,912
120	HCA Healthcare, Inc.	45,972
49	Humana, Inc.	11,980
1,213	McKesson Corporation	888,862
111	Molina Healthcare, Inc.(b)	33,067
547	UnitedHealth Group, Inc.	170,648
292	Universal Health Services, Inc., Class B	52,896
		3,223,778
	HOME CONSTRUCTION - 0.1%
554	DR Horton, Inc.	71,422
62	KB Home	3,284
516	Lennar Corporation, Class A	57,075
1	NVR, Inc.(b)	7,386
38	PulteGroup, Inc.	4,007
		143,174
	HOTEL OWNERS & DEVELOPERS - 0.0%(a)
258	Millrose Properties, Inc.(b)	7,356

	HOUSEHOLD PRODUCTS - 0.2%
517	Church & Dwight Company, Inc.	49,689
372	Colgate-Palmolive Company	33,815
63	Estee Lauder Companies, Inc. (The), Class A	5,090
1,395	Procter & Gamble Company (The)	222,251
99	Reckitt Benckiser Group PLC(c)	6,733
13,467	Unicharm Corporation(c)	97,288
589	Unilever PLC(c)	35,774
		450,640
	INDUSTRIAL REIT - 0.1%
7,521	Goodman Group(c)	169,488

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	INDUSTRIAL REIT - 0.1% (Continued)
219	Prologis, Inc.	$23,021
		192,509
	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)
61	Ashtead Group PLC(c)	3,909

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
80	CME Group, Inc.	22,050
26	Deutsche Boerse A.G.(c)	8,480
74	Goldman Sachs Group, Inc. (The)	52,374
2,872	Interactive Brokers Group, Inc., Class A	159,137
135	Intercontinental Exchange, Inc.	24,768
110	London Stock Exchange Group PLC(c)	16,057
786	Morgan Stanley	110,716
		393,582
	INSURANCE - 0.4%
2,616	AIA Group Ltd.(c)	23,461
60	Allstate Corporation (The)	12,079
491	Aon PLC, Class A	175,169
1,759	Arch Capital Group Ltd.	160,157
329	Arthur J Gallagher & Company	105,319
116	Marsh & McLennan Companies, Inc.	25,362
222	MS&AD Insurance Group Holdings, Inc.(c)	4,979
919	Progressive Corporation (The)	245,244
195	SCOR S.E.(c)	6,436
191	Sompo Holdings, Inc.(c)	5,762
42	Swiss Re A.G.(c)	7,260
449	Tokio Marine Holdings, Inc.(c)	19,050
788	Travelers Companies, Inc. (The)	210,822
60	Voya Financial, Inc.	4,260
34	Zurich Insurance Group A.G.(c)	23,767
		1,029,127
	INTERNET MEDIA & SERVICES - 0.8%
847	Airbnb, Inc., Class A(b)	112,092
2,010	Alphabet, Inc., Class A	354,222

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	INTERNET MEDIA & SERVICES - 0.8% (Continued)
1,721	Alphabet, Inc., Class C	$305,288
466	Auto Trader Group PLC(c)	5,273
816	Meta Platforms, Inc., Class A	602,281
167	Netflix, Inc.(b)	223,635
223	REA Group Ltd. (c)	35,296
588	Rightmove PLC(c)	6,365
282	Shopify, Inc., Class A(b) (c)	32,516
34	Spotify Technology S.A.(b)	26,090
2,602	Uber Technologies, Inc.(b)	242,767
		1,945,825
	LEISURE FACILITIES & SERVICES - 0.1%
2,798	Chipotle Mexican Grill, Inc.(b)	157,108
241	McDonald’s Corporation	70,413
267	Starbucks Corporation	24,465
		251,986
	MACHINERY - 0.1%
615	Atlas Copco A.B.(c)	9,937
365	Atlas Copco A.B. (c)	5,187
15	Disco Corporation(c)	4,440
1,708	Ingersoll Rand, Inc.	142,071
353	TOMRA Systems ASA(c)	5,499
		167,134
	MEDICAL EQUIPMENT & DEVICES - 0.3%
411	Abbott Laboratories	55,900
1,727	Boston Scientific Corporation(b)	185,496
52	Cochlear Ltd. (c)	10,282
725	Danaher Corporation	143,217
231	Edwards Lifesciences Corporation(b)	18,067
71	Illumina, Inc.(b)	6,774
352	Insulet Corporation(b)	110,591
39	Mettler-Toledo International, Inc.(b)	45,814
350	Thermo Fisher Scientific, Inc.	141,911
		718,052

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	METALS & MINING - 0.1%
8,655	Hecla Mining Company	$51,843
161	Newmont Corporation	9,380
264	Rio Tinto PLC(c)	15,382
752	Royal Gold, Inc.	133,736
		210,341
	MULTI ASSET CLASS REIT - 0.0%(a)
514	Segro PLC(c)	4,795

	OIL & GAS PRODUCERS - 0.1%
2,888	CNX Resources Corporation(b)	97,268
2,998	Cosan S.A.(b) (c)	3,785
4,560	Itochu Enex Company Ltd. (c)	54,645
1,898	Parkland Corporation(c)	53,675
		209,373
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
15,685	Aker Solutions ASA(c)	54,190
3,899	Baker Hughes Company	149,489
1,742	Oceaneering International, Inc.(b)	36,094
2,727	SBM Offshore N.V. (c)	72,270
3,443	Schlumberger Ltd.	116,373
		428,416
	PUBLISHING & BROADCASTING - 0.0%(a)
3,551	Future PLC(c)	35,531

	REAL ESTATE SERVICES - 0.0%(a)
3,516	Savills PLC(c)	47,970

	RESIDENTIAL REIT - 0.0%(a)
456	UNITE Group PLC (The) (c)	5,304

	RETAIL - CONSUMER STAPLES - 0.7%
409	Coles Group Ltd.(c)	5,610
106	Costco Wholesale Corporation	104,934
1,708	Dollarama, Inc.	240,593

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	RETAIL - CONSUMER STAPLES - 0.7% (Continued)
4,770	Kroger Company (The)	$342,151
2,025	Sprouts Farmers Market, Inc.(b)	333,396
7,938	Walmart, Inc.	776,177
		1,802,861
	RETAIL - DISCRETIONARY - 0.2%
30	AutoZone, Inc.(b)	111,367
49	Brunello Cucinelli SpA(c)	5,956
28	Builders FirstSource, Inc.(b)	3,267
466	Fast Retailing Company Ltd.(c)	160,219
241	Industria de Diseno Textil S.A.(c)	12,541
39,850	JD Sports Fashion PLC(c)	48,538
132	Lowe’s Companies, Inc.	29,287
735	TJX Companies, Inc. (The)	90,765
		461,940
	SELF-STORAGE REIT - 0.0%(a)
89	Public Storage	26,114

	SEMICONDUCTORS - 1.1%
551	Advanced Micro Devices, Inc.(b)	78,187
565	Applied Materials, Inc.	103,435
9	ASM International N.V. (c)	5,760
294	BE Semiconductor Industries N.V. (c)	43,996
2,082	Broadcom, Inc.	573,903
32	KLA Corporation	28,664
313	Lam Research Corporation	30,467
88	Microchip Technology, Inc.	6,193
1,106	Micron Technology, Inc.	136,315
8,768	NVIDIA Corporation	1,385,256
62	NXP Semiconductors N.V.	13,546
375	QUALCOMM, Inc.	59,723
618	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	139,971
		2,605,416
	SOFTWARE - 1.0%
146	Adobe, Inc.(b)	56,484

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	SOFTWARE - 1.0% (Continued)
1,190	Akamai Technologies, Inc.(b)	$94,914
14	ANSYS, Inc.(b)	4,917
477	Autodesk, Inc.(b)	147,665
62	Cadence Design Systems, Inc.(b)	19,105
150	Fortinet, Inc.(b)	15,858
7	HubSpot, Inc.(b)	3,896
64	Intuit, Inc.	50,408
2,548	Microsoft Corporation	1,267,400
56	Okta, Inc.(b)	5,598
967	Oracle Corporation	211,415
826	Palo Alto Networks, Inc.(b)	169,033
252	PTC, Inc.(b)	43,430
370	Roper Technologies, Inc.	209,731
302	Salesforce, Inc.	82,352
339	SAP S.E.(c)	103,078
45	ServiceNow, Inc.(b)	46,264
8	Tyler Technologies, Inc.(b)	4,743
47	Workday, Inc., Class A(b)	11,280
		2,547,571
	SPECIALTY FINANCE - 0.1%
479	American Express Company	152,791

	TECHNOLOGY HARDWARE - 0.6%
5,239	Apple, Inc.	1,074,886
1,382	Cisco Systems, Inc.	95,883
1,165	Nintendo Company Ltd.(c)	112,270
529	Panasonic Holdings Corporation(c)	5,713
10,897	Sony Group Corporation(c)	282,204
123	Super Micro Computer, Inc.(b)	6,028
		1,576,984
	TECHNOLOGY SERVICES - 0.8%
218	Accenture PLC, Class A	65,158
3	Adyen N.V.(b),(c)	5,507
128	Amadeus IT Group S.A.(c)	10,777

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	TECHNOLOGY SERVICES - 0.8% (Continued)
96	Automatic Data Processing, Inc.	$29,606
35	Booz Allen Hamilton Holding Corporation	3,645
21	Broadridge Financial Solutions, Inc.	5,104
172	Computacenter PLC(c)	5,666
440	Corpay, Inc.(b)	146,001
19	Equifax, Inc.	4,928
130	Experian PLC(c)	6,695
10	FactSet Research Systems, Inc.	4,473
29	Fair Isaac Corporation(b)	53,011
1,138	Fiserv, Inc.(b)	196,203
303	International Business Machines Corporation	89,318
572	Mastercard, Inc., Class A	321,430
84	MSCI, Inc.	48,446
953	Netcompany Group A/S(b) (c)	40,626
77	Paychex, Inc.	11,200
304	PayPal Holdings, Inc.(b)	22,593
430	RELX PLC(c)	23,236
277	S&P Global, Inc.	146,059
248	Softcat PLC(c)	5,845
449	Verisk Analytics, Inc.	139,864
1,069	Visa, Inc., Class A	379,548
612	WEX, Inc.(b)	89,897
33	Wolters Kluwer N.V.(c)	5,517
		1,860,353
	TELECOMMUNICATIONS - 0.1%
1,609	AT&T, Inc.	46,565
818	KDDI Corporation(c)	14,085
326	TELUS Corporation(c)	5,234
126	T-Mobile US, Inc.	30,021
1,012	Verizon Communications, Inc.	43,789
		139,694
	TRANSPORTATION & LOGISTICS - 0.1%
573	DSV A/S(c)	137,696

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	TRANSPORTATION & LOGISTICS - 0.1% (Continued)
21	Kuehne + Nagel International A.G.(c)	$4,543
		142,239
	WHOLESALE - CONSUMER STAPLES - 0.0%(a)
296	ITOCHU Corporation(c)	15,528

	WHOLESALE - DISCRETIONARY - 0.0%(a)
309	Toyota Tsusho Corporation(c)	7,013

	TOTAL COMMON STOCKS (Cost $25,448,818)	30,632,935

	EXCHANGE-TRADED FUNDS — 0.3%
	EQUITY - 0.3%
22,556	iShares MSCI Brazil ETF (Cost $642,861)	650,741

	Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
CURRENCY OPTIONS PURCHASED - 1.9%
CALL OPTIONS PURCHASED - 0.4%
AUDcNZDp Digi	JPM	10/06/2025	$1.2000	$1,894,000	306
AUDcUSDp	JPM	07/15/2025	0.6700	30,448,000	36,590
AUDcUSDp Digi	JPM	08/04/2025	0.7000	1,951,000	31,276
AUDcUSDp OT	JPM	04/15/2026	0.8400	1,896,000	10,558
EURcGBPp	JPM	12/30/2025	0.9000	8,801,000	44,814
EURcHUFp	JPM	03/10/2026	480.0000	3,890,000	8,952
EURcHUFp	JPM	03/11/2026	470.0000	4,853,000	15,027
EURcPLNp	JPM	12/10/2025	4.5000	5,826,000	28,852
EURcUSDp	JPM	08/19/2025	1.1900	9,916,000	105,304
EURcUSDp	JPM	12/12/2025	1.2500	6,513,000	48,150
EURcUSDp 1.1650 RKO	JPM	07/14/2025	1.1650	6,537,000	18,906
EURcUSDp 1.18 RKO	JPM	07/29/2025	1.1800	15,931,000	25,710
EURcUSDp Digi	JPM	07/11/2025	1.2500	840,000	2,019
EURcUSDp Digi	JPM	09/05/2025	1.2100	474,000	135,320
EURcUSDp OT	JPM	08/01/2025	1.2200	499,000	55,256
MXNcJPYp	JPM	03/11/2026	8.0000	144,537,000	85,334
MXNcJPYp 7.73 RKO	JPM	07/22/2025	7.7300	47,721,000	3,448
NZDcUSDp	JPM	09/17/2025	0.6400	23,981,000	56,507
USDcCHFp	JPM	08/06/2025	0.8675	6,639,000	153
USDcCHFp Digi	JPM	11/05/2025	0.8433	383,000	22,327
USDcCHFp OT	JPM	12/15/2025	0.9900	816,000	454
USDcCNHp	JPM	09/29/2025	7.8000	19,046,000	2,087
USDcCNHp	JPM	01/06/2026	7.6000	9,517,000	11,583

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

	Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CURRENCY OPTIONS PURCHASED - 1.9%
(Continued)
CALL OPTIONS PURCHASED - 0.4% (Continued)
USDcCNHp	JPM	01/06/2026	$8.0000	$24,006,000	$9,471
USDcCNHp	JPM	04/07/2026	8.5000	48,012,000	17,579
USDcCNHp Digi	CIT	07/18/2025	7.4000	103,000	310
USDcCNHp Digi	JPM	07/24/2025	7.5000	1,867,000	3,119
USDcCNHp Digi	JPM	08/14/2025	8.0000	320,000	104
USDcCNHp Digi	JPM	11/14/2025	8.0000	1,570,000	7,091
USDcCOPp 4500 RKO	JPM	11/19/2025	4,500.0000	1,653,000	2,125
USDcHKDp	JPM	10/07/2025	7.7900	14,314,000	42,320
USDcHKDp	JPM	11/24/2025	7.8000	21,047,000	37,388
USDcHKDp	JPM	11/26/2025	7.8500	22,858,000	13,174
USDcHKDp	JPM	02/11/2026	7.7500	3,563,000	17,958
USDcHKDp	JPM	04/09/2026	7.8000	23,746,000	36,740
USDcTRYp	JPM	08/25/2025	50.0000	2,838,000	20,128
TOTAL CALL OPTIONS PURCHASED (Cost - $1,919,466)					956,440

PUT OPTIONS PURCHASED - 1.5%
CHFpNOKc Digi	JPM	11/13/2025	12.0300	103,000	12,446
EURpCNHc	JPM	07/03/2025	7.8000	7,619,000	9
EURpGBPc Digi	JPM	08/04/2025	0.8300	1,218,000	12,288
EURpGBPc Digi	JPM	09/04/2025	0.8300	1,218,000	40,309
EURpTRYc Digi	JPM	07/03/2025	38.0000	315,000	0
EURpTRYc Digi	JPM	10/02/2025	38.0000	1,188,000	99
EURpTRYc Digi	JPM	10/29/2025	41.2000	481,000	314
EURpUSDc	JPM	12/04/2025	1.0000	52,199,000	6,148
GBPpAUDc Digi	JPM	11/06/2025	2.0100	106,000	26,982
GBPpAUDc OT	JPM	07/10/2025	1.7750	55,000	0
GBPpSGDc Digi	JPM	05/21/2026	1.6000	465,000	60,652
GBPpTRYc Digi	JPM	07/08/2025	46.0000	190,000	6
GBPpUSDc Digi	JPM	07/03/2025	1.1500	161,000	0
GBPpZARc	JPM	07/18/2025	24.0000	3,671,000	15,627
USDcCNHp	JPM	07/07/2025	7.1150	12,733,000	8,977
USDpBRLc	JPM	07/29/2025	5.4000	5,760,000	42,501
USDpBRLc Digi	JPM	11/05/2025	5.6300	355,000	200,794
USDpBRLc Digi	JPM	01/16/2026	5.5000	831,000	300,778
USDpBRLc Digi	JPM	01/22/2026	5.2000	431,000	63,871
USDpBRLc Digi	JPM	02/11/2026	5.6000	494,000	207,558
USDpBRLc Digi	JPM	05/11/2026	5.6000	494,000	175,476
USDpBRLc Digi	JPM	08/11/2026	5.6000	494,000	155,693
USDpCNHc	JPM	05/19/2026	6.5000	20,056,000	49,850
USDpCNHc	JPM	11/05/2025	6.7500	20,134,000	28,532
USDpCNHc	JPM	11/04/2025	6.8000	8,233,000	14,775

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

	Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CURRENCY OPTIONS PURCHASED - 1.9%
(Continued)
PUT OPTIONS PURCHASED - 1.5% (Continued)
USDpCNHc 7.15 ERKO	JPM	07/14/2025	$7.1500	$5,224,000	$5,682
USDpCNHc Digi	JPM	09/08/2025	6.9500	228,000	19,526
USDpCOPc Digi	JPM	11/05/2025	4,185.0000	233,000	128,473
USDpHKDc	JPM	11/20/2025	7.5000	12,550,000	17,977
USDpILSc Digi	JPM	12/16/2025	3.2000	509,000	99,215
USDpJPYc 141 RKO	JPM	07/03/2025	141.0000	12,978,000	1,185
USDpJPYc	JPM	07/03/2025	142.0000	5,738,000	1,610
USDpJPYc 142.5 RKO	JPM	07/03/2025	142.5000	6,506,000	4,341
USDpJPYc 145 RKO	JPM	07/01/2025	145.0000	3,262,000	23,228
USDpJPYc Digi	MSI	08/27/2025	140.0000	46,000	12,428
USDpJPYc Digi	JPM	09/03/2025	120.0000	127,000	439
USDpJPYc Digi	JPM	09/09/2025	120.5000	1,011,000	4,812
USDpJPYc Digi	JPM	11/04/2025	130.0000	4,060,000	296,518
USDpJPYc Digi	JPM	11/18/2025	130.0000	4,062,000	332,354
USDpJPYc Digi	JPM	12/18/2025	135.0000	1,986,000	400,294
USDpJPYc Digi	JPM	04/09/2026	101.0000	5,224,000	28,669
USDpJPYc Digi	JPM	05/12/2027	127.0000	498,000	109,649
USDpJPYc iOT	JPM	11/26/2025	110.0000	2,122,000	9,359
USDpJPYc iOT	JPM	12/02/2026	110.0000	633,000	44,187
USDpJPYc iOT	JPM	12/02/2026	110.0000	730,000	41,163
USDpJPYc OT	JPM	01/08/2026	109.0000	2,343,000	15,546
USDpKRWc	JPM	08/08/2025	1,300.0000	7,623,000	20,862
USDpKRWc OT	JPM	05/07/2026	1,050.0000	2,543,000	26,177
USDpMXNc	JPM	07/10/2025	18.6000	3,189,000	6,757
USDpMXNc Digi	JPM	09/04/2025	18.4000	163,000	45,265
USDpMXNc Digi	JPM	09/23/2025	18.1000	207,000	33,683
USDpMXNc Digi	JPM	11/14/2025	18.0000	460,000	77,892
USDpMXNc Digi	JPM	05/13/2026	17.3000	934,000	94,593
USDpNOKc Digi	JPM	01/05/2026	9.4000	384,000	62,595
USDpSEKc Digi	JPM	04/01/2026	8.5000	384,000	53,800
USDpTRYc	JPM	03/13/2026	42.0000	4,079,000	12,378
USDpTRYc Digi	JPM	07/15/2025	37.0000	218,000	92
USDpTRYc Digi	JPM	07/15/2025	39.8500	208,000	42,223
USDpTRYc Digi	JPM	11/05/2025	42.1000	120,000	44,451
USDpTRYc Digi	JPM	12/03/2025	39.5000	242,000	3,517
USDpTRYc Digi	JPM	12/09/2025	39.0000	314,000	2,590
USDpTWDc	JPM	07/07/2025	28.0000	6,292,000	3,409
USDpZARc Digi	JPM	09/30/2025	16.8500	207,000	32,513
USDpZARc Digi	JPM	02/13/2026	17.9300	226,000	110,241
USDpZARc Digi 17.00 RKO	JPM	09/11/2025	17.0000	196,000	17,366
TOTAL PUT OPTIONS PURCHASED (Cost - $4,532,359)					3,710,744

TOTAL CURRENCY OPTIONS PURCHASED (Cost - $6,451,825)					4,667,184

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED(d) - 0.1%
	CALL OPTIONS PURCHASED - 0.0%(a)
60	Chicago Board Options Exchange VIX	MS	09/17/2025	$60.0000	$100,380	$2,460
60	Chicago Board Options Exchange VIX	MS	09/17/2025	65.0000	100,380	2,100
60	Chicago Board Options Exchange VIX	MS	09/17/2025	70.0000	100,380	1,920
60	Chicago Board Options Exchange VIX	MS	09/17/2025	75.0000	100,380	1,620
60	Chicago Board Options Exchange VIX	MS	09/17/2025	80.0000	100,380	1,620
60	Chicago Board Options Exchange VIX	MS	09/17/2025	90.0000	100,380	1,380
110	Chicago Board Options Exchange VIX	MS	10/22/2025	60.0000	184,030	5,610
110	Chicago Board Options Exchange VIX	MS	10/22/2025	65.0000	184,030	4,950
110	Chicago Board Options Exchange VIX	MS	10/22/2025	70.0000	184,030	4,290
110	Chicago Board Options Exchange VIX	MS	10/22/2025	75.0000	184,030	3,740
110	Chicago Board Options Exchange VIX	MS	10/22/2025	85.0000	184,030	3,300
110	Chicago Board Options Exchange VIX	MS	10/22/2025	95.0000	184,030	2,750
21	EURO STOXX 50(e)	MS	07/18/2025	5,350.0000	1,113,680	12,244
21	EURO STOXX 50(e)	MS	07/18/2025	5,425.0000	1,113,680	5,640
21	EURO STOXX 50(e)	MS	07/18/2025	5,475.0000	1,113,680	3,092
21	EURO STOXX 50(e)	MS	07/18/2025	5,550.0000	1,113,680	1,138
	TOTAL CALL OPTIONS PURCHASED (Cost - $93,577)					57,854

	PUT OPTIONS PURCHASED - 0.1%
1,193	Chicago Board Options Exchange VIX	MS	07/16/2025	17.0000	1,995,889	36,983
21	EURO STOXX 50(e)	MS	07/18/2025	4,975.0000	1,113,680	2,177
21	EURO STOXX 50(e)	MS	07/18/2025	5,125.0000	1,113,680	5,120
21	EURO STOXX 50(e)	MS	07/18/2025	5,225.0000	1,113,680	9,647
21	EURO STOXX 50(e)	MS	07/18/2025	5,300.0000	1,113,680	15,558
242	FTSE 100 Index(e)	MS	07/18/2025	8,500.0000	21,270,590	49,823
	TOTAL PUT OPTIONS PURCHASED (Cost - $228,662)					119,308

	TOTAL INDEX OPTIONS PURCHASED (Cost - $322,239)					177,162

	OTC DUAL BINARY OPTIONS PURCHASED (f) - 0.9%
	PUT OPTIONS PURCHASED - 0.9%
164,000	EURCHF > 0.9150 and EURJPY < 156.75	GS	08/14/2025	0.9150	22,348	1,484
1,130,000	EURUSD < 1.0103 and SX5E < 5183.97	GS	07/18/2025	1.0103	142,662	1
1,130,000	EURUSD < 1.0103 and SX5E < 5183.97	GS	08/15/2025	1.0103	142,662	133
1,130,000	EURUSD < 1.0103 and SX5E < 5183.97	GS	09/19/2025	1.0103	142,662	663
797,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	07/08/2025	2.0800	41,225	1
797,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	07/22/2025	2.0800	41,642	1
1,996,000	EUSA10 < 2.1030% and EURUSD < 1.0907	MS	09/11/2025	2.1030	123,712	2
1,996,000	EUSA10 < 2.1030% and EURUSD < 1.0907	MS	09/25/2025	2.1030	124,696	1,411
358,000	HCU5 Index > 7897.06 and USDCNH > 7.3948	MS	09/19/2025	7,897.0600	26,134	7,995
934,000	SPX < 4675.28 and USDJPY < 146.78	GS	11/24/2025	4,675.2800	112,154	24,523
934,000	SPX < 4675.28 and USDJPY < 146.78	GS	12/22/2025	4,675.2800	115,507	29,991

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	OTC DUAL BINARY OPTIONS PURCHASED(f) -
	0.9% (Continued)
	PUT OPTIONS PURCHASED - 0.9% (Continued)
1,104,000	SPX < 5406 and EURUSD < 1.12	GS	07/18/2025	$5,406.0000	$99,360	$55
1,104,000	SPX < 5406 and EURUSD < 1.12	GS	08/01/2025	5,406.0000	99,360	935
1,104,000	SPX < 5406 and EURUSD < 1.12	GS	08/15/2025	5,406.0000	99,360	2,251
1,104,000	SPX < 5406 and EURUSD < 1.12	GS	08/29/2025	5,406.0000	99,360	4,165
1,626,000	SPX < 5562.41 and GLD US > 272.32	JPM	12/19/2025	5,562.4100	223,474	144,039
1,614,000	SPX < 5622.87 and GLD US > 272.32	JPM	11/21/2025	5,622.8700	238,978	145,069
395,000	SPX < 5652 and AUDUSD > 0.6530	MS	08/15/2025	5,652.0000	16,788	7,012
823,000	SPX > 6420.55 and CLF6 < 57.79	MS	12/16/2025	6,420.5500	84,769	137,179
720,000	SPX > 6420.55 and CLG6 < 57.48	MS	01/14/2026	6,420.5500	74,160	129,014
823,000	SPX > 6420.55 and CLZ5 < 58.23	MS	11/17/2025	6,420.5500	84,769	129,265
1,125,000	UKX > 8413.9 and GBPUSD > 1.3651	GS	04/17/2026	8,413.9000	120,467	623,926
1,105,000	UKX > 8776.9 and GBPUSD > 1.401	GS	02/20/2026	8,776.9000	122,799	356,368
1,105,000	UKX > 8776.9 and GBPUSD > 1.401	GS	05/15/2026	8,776.9000	122,799	352,128
187,000	USDCNH > 7.3154 and USD 5s30s > 0.40%	CIT	09/19/2025	7.3154	13,277	13,339
530,845	USDCNH > 7.4008 and US10YRSOFR < 3.555%	GS	09/03/2025	7.4008	22,561	3,504
530,845	USDCNH > 7.4008 and US10YRSOFR < 3.555%	GS	10/03/2025	7.4008	22,561	6,317
530,845	USDCNH > 7.4008 and US10YRSOFR < 3.555%	GS	11/03/2025	7.4008	22,561	9,077
458,000	USDJPY < 138.95 and US30YRSOFR > 4.483%	CIT	08/21/2025	138.9500	21,297	2,273
182,000	USDJPY < 139 and JYS010 > 1.475%	GS	04/17/2026	139.0000	23,478	14,547
789,000	USDKRW > 1398.18 and KOSPI2 > 384.22	MS	03/12/2026	1,398.1800	35,900	104,306
766,000	USDKRW > 1420.64 and KOSPI > 403.23	GS	12/11/2025	1,420.6400	28,725	66,182
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,712,207)					2,317,156

	TOTAL OTC DUAL BINARY OPTIONS PURCHASED (Cost - $2,712,207)					2,317,156

	FUTURE OPTIONS PURCHASED(g) - 1.1%
	CALL OPTIONS PURCHASED - 0.6%
60	3 Month SOFR	MS	12/12/2025	96.5000	14,449,500	24,000
59	Crude Oil(e)	MS	07/17/2025	75.0000	3,841,490	10,620
106	Crude Oil(e)	MS	07/28/2025	75.0000	6,768,100	42,400
30	Crude Oil(e)	MS	07/28/2025	80.0000	1,915,500	7,500
40	Crude Oil(e)	MS	11/25/2025	80.0000	2,457,600	39,200
4	Crude Oil(e)	MS	12/16/2025	65.0000	245,760	14,840
4	Crude Oil(e)	MS	12/16/2025	69.0000	245,760	9,720
2	Crude Oil(e)	MS	12/16/2025	72.5000	122,800	3,340
4	Crude Oil(e)	MS	12/16/2025	73.0000	245,760	6,360
2	Crude Oil(e)	MS	12/16/2025	77.0000	122,880	2,140
4	Crude Oil(e)	MS	12/16/2025	79.5000	245,760	3,440
2	Crude Oil(e)	MS	12/16/2025	82.5000	122,880	1,360
2	Crude Oil(e)	MS	12/16/2025	91.5000	122,880	840
37	Crude Oil(e)	MS	04/27/2026	100.0000	2,395,380	17,390
194	Dutch TTF(e)	MS	09/26/2025	50.0000	4,904,192	115,249
24	Gold(e)	MS	11/24/2025	3,750.0000	8,070,960	80,400

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED(g) - 1.1%
	(Continued)
	CALL OPTIONS PURCHASED - 0.6% (Continued)
86	HSCEI	MS	08/15/2025	$9,500.0000	$37,341,200	$29,032
62	Palladium(e)	MS	08/20/2025	1,300.0000	6,864,020	75,020
86	Platinum(e)	MS	09/17/2025	1,300.0000	5,774,900	453,650
73	Platinum(e)	MS	09/17/2025	1,800.0000	4,901,950	43,435
40	Platinum(e)	MS	12/17/2025	1,300.0000	2,686,000	266,800
5	S&P Emini	MS	07/18/2025	6,150.0000	1,563,438	35,500
5	S&P Emini	MS	07/18/2025	6,200.0000	1,563,438	26,313
5	S&P Emini	MS	07/18/2025	6,250.0000	1,563,438	18,438
5	S&P Emini	MS	07/18/2025	6,320.0000	1,563,438	10,125
39	S&P500 EMINI	MS	07/31/2025	6,300.0000	11,719,910	141,863
28	Silver(e)	MS	08/26/2025	40.0000	5,063,800	62,720
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,882,005)					1,541,695

	PUT OPTIONS PURCHASED - 0.5%
60	3 Month SOFR	MS	12/12/2025	96.0000	14,449,500	10,125
4	Crude Oil(e)	MS	12/16/2025	49.5000	245,760	5,880
2	Crude Oil(e)	MS	12/16/2025	54.0000	122,880	4,960
4	Crude Oil(e)	MS	12/16/2025	54.5000	245,760	10,480
4	Crude Oil(e)	MS	12/16/2025	58.5000	245,760	16,000
2	Crude Oil(e)	MS	12/16/2025	60.0000	122,880	9,260
4	Crude Oil(e)	MS	12/16/2025	62.0000	245,760	22,240
2	Crude Oil(e)	MS	12/16/2025	64.5000	122,880	13,840
2	Crude Oil(e)	MS	12/16/2025	68.5000	122,880	19,040
50	Gold(e)	MS	07/28/2025	3,100.0000	16,538,500	22,000
12	Gold(e)	MS	07/28/2025	3,190.0000	3,969,240	16,920
75	Natural Gas Euro Future(e)	MS	08/26/2025	3.0500	2,617,500	96,525
75	Natural Gas Euro Future(e)	MS	08/26/2025	4.6000	2,617,500	874,049
156	S&P 500 EMINI	MS	07/31/2025	5,500.0000	46,879,638	54,600
5	S&P Emini	MS	07/18/2025	5,810.0000	1,563,438	1,613
5	S&P Emini	MS	07/18/2025	5,950.0000	1,563,438	3,125
5	S&P Emini	MS	07/18/2025	6,030.0000	1,563,438	4,813
5	S&P Emini	MS	07/18/2025	6,100.0000	1,563,438	7,188
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,109,656)					1,192,658

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $2,991,661)					2,734,353

Principal
Amount ($)		Yield (%)	Maturity Date
	SHORT-TERM INVESTMENTS — 53.2%
	U.S. TREASURY BILLS — 53.2%
11,600,000	United States Treasury Bill	3.8300	07/10/25	11,587,854
7,400,000	United States Treasury Bill	3.9600	07/17/25	7,386,368
7,100,000	United States Treasury Bill	4.0600	07/24/25	7,081,096

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal
Amount ($)		Yield (%)	Maturity Date	Fair Value
	SHORT-TERM INVESTMENTS — 53.2% (Continued)
	U.S. TREASURY BILLS — 53.2% (Continued)
9,000,000	United States Treasury Bill	4.2200	08/07/25	$8,960,623
13,550,000	United States Treasury Bill	4.3000	08/14/25	13,478,589
12,100,000	United States Treasury Bill	4.3500	08/28/25	12,015,462
12,100,000	United States Treasury Bill	4.2800	09/11/25	11,997,271
15,200,000	United States Treasury Bill	4.3000	10/02/25	15,033,657
14,200,000	United States Treasury Bill	4.2600	10/23/25	14,011,851
14,800,000	United States Treasury Bill	4.2300	11/06/25	14,581,946
13,400,000	United States Treasury Bill	4.2400	11/20/25	13,181,218
	TOTAL SHORT-TERM INVESTMENTS (Cost $129,339,861)			129,315,935

	TOTAL INVESTMENTS – 70.1% (Cost $167,909,472)			$170,495,466
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $898,008)			(589,762)
	PUT OPTIONS WRITTEN - (0.6)% (Premiums received - $850,381)			(1,413,246)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 30.7%			74,561,394
	NET ASSETS - 100.0%			$243,053,852

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS(g) - (0.7)%
	CALL OPTIONS WRITTEN- (0.1)%
30	Crude Oil(e)	MS	07/28/2025	$90.0000	$1,975,800	$4,800
141	Dutch TTF(e)	MS	09/26/2025	60.0000	3,564,387	42,315
23	Gold(e)	MS	11/24/2025	4,000.0000	7,734,670	32,660
40	Platinum(e)	MS	07/16/2025	1,300.0000	2,677,600	140,000
57	Platinum(e)	MS	09/17/2025	1,500.0000	3,827,550	113,715
78	S&P500 EMINI	MS	07/31/2025	6,450.0000	23,439,819	87,750
28	Silver(e)	MS	08/26/2025	45.0000	5,064,080	17,920
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $626,351)					439,160

	PUT OPTIONS WRITTEN - (0.6)%
96	Crude Oil(e)	MS	07/28/2025	70.0000	6,322,560	410,880
12	Gold(e)	MS	07/28/2025	3,085.0000	3,969,240	4,440
150	Natural Gas Euro Future(e)	MS	08/26/2025	3.9500	5,235,000	928,051
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $721,340)					1,343,371

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $1,347,691)					1,782,531

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Contracts		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS WRITTEN(d) - 0.0% (a)
	CALL OPTIONS WRITTEN- 0.0%(a)
80	Chicago Board Options Exchange VIX	MS	07/16/2025	$20.0000	$133,840	$7,200
80	Chicago Board Options Exchange VIX	MS	07/16/2025	21.5000	133,840	5,440
80	Chicago Board Options Exchange VIX	MS	07/16/2025	24.0000	133,840	3,680
80	Chicago Board Options Exchange VIX	MS	07/16/2025	28.0000	133,840	2,400
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $27,840)					18,720

	PUT OPTIONS WRITTEN - 0.0%(a)
1,193	Chicago Board Options Exchange VIX	MS	07/16/2025	16.0000	1,995,889	13,123
80	Chicago Board Options Exchange VIX	MS	07/16/2025	16.5000	133,840	1,440
80	Chicago Board Options Exchange VIX	MS	07/16/2025	17.5000	133,840	4,320
80	Chicago Board Options Exchange VIX	MS	07/16/2025	18.0000	133,840	6,000
80	Chicago Board Options Exchange VIX	MS	07/16/2025	19.0000	133,840	11,680
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $39,982)					36,563

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $67,822)					55,283

	CURRENCY OPTIONS WRITTEN - 0.1%
	CALL OPTIONS WRITTEN- 0.1%
	EURcHUFp	JPM	03/10/2026	500.0000	4,364,000	5,976
	EURcHUFp	JPM	03/11/2026	490.0000	5,335,000	9,468
	EURcPLNp	JPM	12/10/2025	4.7000	6,402,000	11,499
	EURcUSDp 1.2 RKI	JPM	08/19/2025	1.2000	7,205,000	51,781
	NZDcUSDp	JPM	09/17/2025	0.6600	24,667,000	13,044
	USDcCNHp	JPM	09/29/2025	8.0000	19,070,000	1,049
	USDcCNHp	JPM	01/06/2026	8.2000	23,837,000	6,035
	USDcHKDp	JPM	10/07/2025	7.8200	12,607,000	14,113
	USDcHKDp	JPM	04/09/2026	7.8500	24,075,000	18,917
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $243,817)					131,882

	PUT OPTIONS WRITTEN - 0.0%(a)
	USDpBRLc	JPM	07/29/2025	5.3000	11,519,000	26,658
	USDpKRWc	JPM	08/08/2025	1,270.0000	6,353,000	5,514
	USDpTWDc	JPM	07/07/2025	27.5000	5,034,000	1,140
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $89,059)					33,312

	TOTAL CURRENCY OPTIONS WRITTEN (Proceeds - $332,876)					165,194

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
9	CBOE Volatility Index Future	07/17/2025	$168,413	$(5,447)
454	CBOT 2 Year US Treasury Note Future	10/01/2025	94,442,641	167,071
50	CBOT Soybean Future(e)	11/17/2025	2,567,500	24,093
16	CBOT Soybean Oil Future(e)	12/15/2025	506,400	49,176
21	CBOT Wheat Future(e)	09/15/2025	565,163	(16,775)
43	CME Canadian Dollar Currency Future	09/17/2025	3,168,240	14,074
3	CME E-Mini NASDAQ 100 Index Future	09/22/2025	1,373,595	6,295
67	CME E-Mini Standard & Poor’s 500 Index Future	09/22/2025	20,950,062	547,445
5	CME Japanese Yen Currency Future	09/16/2025	437,156	(1,079)
35	CME Live Cattle Future(e)	09/02/2025	2,994,250	44,360
30	CME Mexican Peso Currency Future	09/16/2025	793,500	9,603
1	CME Norwegian Krone Currency Future	09/16/2025	198,500	384
47	COMEX Gold 100 Troy Ounces Future(e)	08/28/2025	15,546,190	(369,492)
32	Eurex 10 Year Euro BUND Future	09/09/2025	4,905,536	(2,735)
2	Eurex DAX Index Future	09/22/2025	1,416,313	39,385
79	Eurex EURO STOXX 50 Future	09/22/2025	4,956,808	46,097
37	Euro-BTP Italian Bond Futures	09/09/2025	5,273,263	3,318
12	Euronext CAC 40 Index Future	07/21/2025	1,084,099	(3,327)
93	EUX Short term Euro-BTP Futures	09/09/2025	11,824,364	(21,612)
83	FTSE 100 Index Future	09/22/2025	10,013,292	(79,251)
2	FTSE/MIB Index Future	09/22/2025	469,399	4,090
2	FVSA Index - Mini-Futures on VSTOXX	07/17/2025	4,358	(504)
25	HKG Hang Seng China Enterprises Index Future	07/31/2025	1,380,421	(28,567)
51	HKG Hang Seng Index Future	07/31/2025	7,823,505	(121,275)
9	ICE Gas Oil Future(e)	08/13/2025	594,900	17,025
18	IFSC NIFTY 50 Index Futures	08/01/2025	921,636	15,143
2	KCBT Hard Red Winter Wheat Future(e)	09/15/2025	52,675	(5,725)
7	KFE 10 Year Treasury Bond Future	09/17/2025	613,055	157
150	KFE 3 Year Treasury Bond Future	09/17/2025	11,896,751	(8,007)
2	LME Copper Future(e)	08/19/2025	495,319	16,519
1	LME Primary Aluminum Future(e)	08/19/2025	64,970	222
30	Long Gilt Future	09/29/2025	3,830,707	3,258
3	MEFF Madrid IBEX 35 Index Future	07/21/2025	491,901	3,536
8	Mini-DAX Futures	09/22/2025	1,133,051	21,605
9	Montreal Exchange S&P/TSX 60 Index Future	09/19/2025	2,114,367	21,062
1	NYBOT CSC C Coffee Future(e)	09/19/2025	112,538	(14,353)
59	NYBOT CSC Number 11 World Sugar Future(e)	10/01/2025	1,070,496	(58,862)
30	NYBOT CTN Number 2 Cotton Future(e)	12/09/2025	1,021,950	4,905
64	NYMEX Henry Hub Natural Gas Futures(e)	07/30/2025	2,211,840	(58,605)
21	NYMEX Light Sweet Crude Oil Future(e)	07/23/2025	1,367,310	56,210
2	NYMEX Light Sweet Crude Oil Future(e)	12/22/2025	122,880	(1,490)
22	NYMEX NY Harbor ULSD Futures(e)	08/01/2025	2,103,301	151,607
1	NYMEX Palladium Future(e)	09/29/2025	110,710	4,810
2	OML Stockholm OMXS30 Index Future	07/21/2025	52,705	382
62	S&P 500 Annual Dividend Index	12/21/2026	1,207,450	46,638
62	S&P 500 Annual Dividend Index	12/20/2027	1,206,675	41,946
3	SAFEX FTSE/JSE Top 40 Index Future	09/19/2025	152,138	2,511

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
21	SFE 10 Year Australian Bond Future	09/16/2025	$1,584,181	$2,930
84	SFE 3 Year Australian Bond Future	09/16/2025	5,956,461	12,878
6	SFE S&P ASX Share Price Index 200 Future	09/19/2025	842,800	2,780
17	SGX MSCI Singapore Index Future	07/31/2025	549,825	4,555
12	TSE Japanese 10 Year Bond Futures	09/15/2025	11,582,587	(6,605)
25	TSE TOPIX (Tokyo Price Index) Future	09/12/2025	4,956,433	109,539
40	Ultra 10-Year US Treasury Note Futures	09/22/2025	4,570,625	6,750
154	WCE Canola Future(e)	11/17/2025	1,604,772	22,681
	TOTAL LONG FUTURES CONTRACTS			721,329

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
1	Carbon Emissions Future(e)	12/16/2025	$81,237	$(5,335)
5	CBOE Volatility Index Future	10/23/2025	105,535	965
2	CBOE Volatility Index Future	09/18/2025	41,402	1,618
4	CBOE Volatility Index Future	08/21/2025	80,390	3,090
126	CBOT 10 Year US Treasury Note	09/22/2025	14,127,750	(44,443)
5	CBOT 5 Year US Treasury Note	10/01/2025	545,000	(617)
55	CBOT Corn Future(e)	09/15/2025	1,125,438	36,512
64	CBOT Soybean Meal Future(e)	12/15/2025	1,851,520	99,852
2	CBOT US Treasure Bond Futures	09/22/2025	230,938	(63)
236	CME Australian Dollar Currency Future	09/16/2025	15,551,220	(155,040)
277	CME British Pound Currency Future	09/16/2025	23,761,406	(40,253)
23	CME E-mini Russell 2000 Index Futures	09/22/2025	2,520,455	(11,875)
269	CME Euro Foreign Exchange Currency Future	09/16/2025	39,798,550	(359,618)
3	CME Lean Hogs Future(e)	08/15/2025	129,000	5,630
59	CME New Zealand Dollar Currency Future	09/16/2025	3,605,195	(19,697)
11	CME Swedish Krona Currency Future	09/16/2025	2,334,750	(7,510)
28	COMEX Copper Future(e)	09/29/2025	3,557,750	(7,061)
10	COMEX Silver Future(e)	09/29/2025	1,808,600	(1,812)
1	E-mini Dow Jones Industrial Average Index Futures	09/22/2025	221,945	(7,625)
147	Eurex 2 Year Euro SCHATZ Future	09/09/2025	18,569,788	1,229
32	Eurex 30 Year Euro BUXL Future	09/09/2025	4,475,477	11,795
22	Eurex Stoxx Europe 600 Futures	09/22/2025	703,015	475
183	Euronext Milling Wheat Future(e)	09/11/2025	2,101,590	111,889
7	Financial Times Stock	09/22/2025	416,199	(8,269)
47	French Government Bond Futures	09/09/2025	6,855,689	17,889
99	ICE Brent Crude Oil Future(e)	11/03/2025	6,426,090	609,030
25	ICE Brent Crude Oil Future(e)	08/01/2025	1,668,500	226
5	ICE Natural Gas Future(e)	07/31/2025	164,518	19,962
5	LME Lead Future(e)	08/19/2025	254,605	(6,681)
2	LME Nickel Future(e)	08/19/2025	181,626	(42)
2	LME Zinc Future(e)	08/19/2025	137,435	(4,302)
25	MGE Red Wheat Future(e)	09/15/2025	775,938	15,484

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
37	Montreal Exchange 10 Year Canadian Bond Future	09/19/2025	$3,313,976	$(17,862)
10	MSCI World Index Futures USD NTR	09/22/2025	1,294,600	(31,725)
3	NYBOT CSC Cocoa Future(e)	09/16/2025	270,000	(5,333)
11	NYMEX Henry Hub Natural Gas Futures(e)	08/28/2025	383,900	45,620
17	NYMEX Platinum Future(e)	10/30/2025	1,141,550	32,117
15	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	08/01/2025	1,305,423	(17,958)
2	OSE Nikkei 225 Index Future	09/12/2025	562,522	(31,942)
21	OSE Nikkei 225 mini Future	09/12/2025	590,648	(22,792)
31	Robusta Coffee Future 10-Tonne(e)	09/25/2025	1,122,201	185,049
38	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(e)	09/02/2025	357,276	(4,770)
48	Three-Month SOFR Futures	09/16/2025	11,479,800	62,862
15	TTF Natural Gas Base Load Monthly Futures(e)	07/31/2025	432,440	48,027
13	Ultra U.S. Treasury Bond Futures	09/22/2025	1,548,625	(14,740)
2	White Sugar Future(e)	07/17/2025	47,290	(585)
	TOTAL SHORT FUTURES CONTRACTS			481,371
	TOTAL FUTURES CONTRACTS			1,202,700

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Turkish Lira	07/16/2025	JPM	135,623,078	$3,364,777	$73,274
Hungarian Forints	07/31/2025	JPM	463,325,245	1,363,429	21,527
Israeli Shekel	07/31/2025	JPM	6,536,821	1,941,152	15,754
Mexican Peso	07/31/2025	JPM	52,692,904	2,798,140	16,301
Norwegian Krone	07/31/2025	JPM	22,144,644	2,197,552	14,411
Polish Zloty	07/31/2025	JPM	5,366,621	1,487,882	23,332
South African Rand	07/31/2025	JPM	53,061,158	2,990,106	9,603
Swedish Krona	07/31/2025	JPM	21,523,489	2,279,858	15,538
Chinese Yuan	07/31/2025	JPM	25,775,953	3,609,525	7,260
Brazilian Real	09/17/2025	JPM	38,560,133	6,958,159	105,725
Chilean Peso	09/17/2025	JPM	85,561,765	91,831	831
Egyptian Pound	09/17/2025	JPM	14,023,334	274,846	846
Indian Rupee	09/17/2025	JPM	290,978,002	3,381,935	18,500
Indonesia Rupiah	09/17/2025	JPM	12,425,869,479	767,136	7,833
Philippine Peso	09/17/2025	JPM	107,793,679	1,911,145	(7,648)
South Korean Won	09/17/2025	JPM	15,758,477,886	11,702,261	38,980
Taiwanese Dollar	09/17/2025	JPM	77,504,683	2,714,779	31,053
Thailand Baht	09/17/2025	JPM	38,892,926	1,204,717	(4,283)
Turkish Lira	09/17/2025	JPM	40,818,743	955,616	(838)
Turkish Lira	11/06/2025	JPM	38,768,800	871,098	12,583

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS (Continued)
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
Brazilian Real	11/07/2025	JPM	4,040,476	$719,882	$33,126
Turkish Lira	03/16/2026	JPM	41,567,010	845,030	(13,970)
Egyptian Pound	03/18/2026	JPM	78,741,650	1,432,751	90,645
Hong Kong Dollar	05/08/2026	JPM	11,755,421	1,519,286	(1,188)
					509,195

To Sell:
Turkish Lira	07/16/2025	JPM	135,623,078	3,364,777	(78,777)
Chinese Yuan	07/31/2025	JPM	21,224,353	2,972,144	(5,978)
Hungarian Forints	07/31/2025	JPM	32,857,661	96,690	(1,833)
Israeli Shekel	07/31/2025	JPM	8,757,514	2,600,601	(20,605)
Mexican Peso	07/31/2025	JPM	73,170,706	3,885,568	(49,299)
Norwegian Krone	07/31/2025	JPM	101,620	10,084	(84)
Polish Zloty	07/31/2025	JPM	384,563	106,619	(1,693)
Singapore Dollar	07/31/2025	JPM	2,822,654	2,225,068	(8,028)
South African Rand	07/31/2025	JPM	55,607,600	3,133,603	(15,254)
Swedish Krona	07/31/2025	JPM	4,073,856	431,520	(2,881)
Swiss Franc	07/31/2025	JPM	274,917	347,899	(5,525)
Brazilian Real	09/17/2025	JPM	26,909,000	4,855,718	(71,482)
Chilean Peso	09/17/2025	JPM	760,830,710	816,583	2,969
Indian Rupee	09/17/2025	JPM	178,038,412	2,069,278	1,387
Indonesia Rupiah	09/17/2025	JPM	17,156,570,652	1,059,195	(6,482)
Philippine Peso	09/17/2025	JPM	53,086,492	941,206	(13,206)
South Korean Won	09/17/2025	JPM	7,140,907,932	5,302,846	(37,958)
Taiwanese Dollar	09/17/2025	JPM	79,096,379	2,770,532	(34,693)
Thailand Baht	09/17/2025	JPM	97,760,451	3,028,151	(9,701)
Turkish Lira	09/17/2025	JPM	25,349,743	593,468	(7,436)
Turkish Lira	11/06/2025	JPM	38,768,800	871,098	(11,098)
Brazilian Real	11/07/2025	JPM	4,040,476	719,882	(32,726)
Turkish Lira	03/16/2026	JPM	41,567,010	845,030	15,566
Hong Kong Dollar	05/08/2026	JPM	11,755,420	1,519,286	11,444
					(383,373)
					125,822

				Local Currency	Local Currency
		Settlement		Amount	Amount Purchased	U.S. Dollar Market	U.S. Dollar Market	Unrealized
Foreign Currency		Date	Counterparty	Purchased Sell	Sell	Value Buy	Value Sell	Appreciation
To Buy:	To Sell:
Hungarian Forints	Euro	7/31/2025	JPM	221,467,727	552,000	$651,714	$(651,547)	$167
Polish Zloty	Euro	7/31/2025	JPM	4,688,210	1,099,780	1,299,793	(1,298,113)	1,680
Euro	Romanian Leu	9/17/2025	JPM	914,683	4,660,009	1,082,989	(1,075,208)	7,781
								9,628

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

CREDIT DEFAULT SWAP AGREEMENTS
		Fixed Deal				Amortized Upfront	Unrealized
		Receive/				Payments	Appreciation/
Description*	Counterparty	(Pay)Rate	Maturity Date	Notional Value	Fair Value	Received/(Paid)	(Depreciation)
Marki CDX IG Series 44+	JPM	1.00%	6/20/2030	$(484,000)	$10,823	$9,335	$1,488
Markit CDX EM 43+	JPM	1.00%	6/20/2030	(791,000)	(19,415)	(26,163)	6,748
Markit CDX NA HY Series 44^	JPM	(5.00)%	6/20/2030	5,014,000	(383,616)	(343,767)	(39,849)
Markit ITRAXX Europe 43+	JPM	1.00%	6/20/2030	(877,503)	18,979	16,847	2,132
Markit ITRAXX Europe Crossover 43+	JPM	5.00%	6/20/2030	(166,078)	15,719	12,787	2,932
TOTAL							(26,549)

*	Pays quarterly.

+	Sell protection.

^	Buy protection.

INTEREST RATE SWAP AGREEMENTS
						Amortized Upfront	Unrealized
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	Payments Received(Paid)	Appreciation/ (Depreciation)
2.9145%	CAD - CORRA	Semi-Annually	6/18/2035	$845,526	$3,625	$6,517	$(2,892)
BRL - CDI	15.22%	Annually	1/4/2027	3,020,824	70,120	21,797	48,323
BRL - CDI	14.765%	Annually	1/2/2031	10,928,070	1,135,886	717,568	418,318
JPY - TONAR	0.7385%	Annually	4/23/2027	35,980,104	(26,624)	1,020	(27,644)
0.8223%	JPY - TONAR	Annually	4/23/2028	36,150,528	35,219	2,198	33,021
BRL - CDI	14.287%	Annually	1/4/2027	5,273,916	14,729	—	14,729
THB - THOR	1.353%	Quarterly	9/17/2030	4,572,142	18,109	(1,224)	19,333
SGD - SORA	1.673%	Semi-Annually	9/17/2028	3,694,732	18,149	80	18,069
1.70%	THB - THOR	Quarterly	9/17/2035	782,397	(8,182)	(4,755)	(3,427)
TWD - TAIBOR	1.543%	Quarterly	9/17/2030	2,300,106	1,127	(1,627)	2,754
1.867%	TWD - TAIBOR	Quarterly	9/17/2035	718,790	(3,749)	(2,758)	(991)
2.151%	SGD - SORA	Semi-Annually	9/17/2035	460,387	(6,831)	(5,765)	(1,066)
SGD - SORA	1.594%	Semi-Annually	9/17/2027	6,496,846	20,614	92	20,522
INR - MIBOR	5.706%	Semi-Annually	9/17/2030	6,893,799	(5,198)	2,302	(7,500)
HKD - HIBOR	2.917%	Quarterly	9/17/2028	3,448,425	24,318	184	24,134
2.624%	3M CD	Quarterly	9/17/2035	813,837	293	1,432	(1,139)
0.816%	JPY - TONAR	Annually	9/17/2027	8,445,442	(7,299)	(2,253)	(5,046)
2.315%	JPY - TONAR	Annually	9/17/2065	573,311	3,280	(1,010)	4,290
7D REPO	1.441%	Quarterly	9/17/2030	4,221,206	(6,860)	(2,786)	(4,074)
3M Bills	3.431%	Quarterly	9/17/2028	2,354,304	5,942	(84)	6,026
3M Bills	3.709%	Quarterly	9/17/2030	7,737,259	35,943	18,764	17,179
4.496%	GBP - SONIA	Annually	9/17/2055	34,314	(240)	—	(240)
GBP - SONIA	3.756%	Annually	9/17/2027	22,339,684	91,000	276	90,724
6M WIBOR	4.552%	Semi-Annually	9/17/2035	920,202	287	(4,731)	5,018
4.421%	ILS - SHIR	Annually	9/17/2035	914,759	(29,863)	(7,561)	(22,302)
ZAR - JIBAR	8.655%	Quarterly	9/17/2035	54,176	712	(291)	1,003
CZK - PRIBOR	3.757%	Semi-Annually	9/17/2035	882,401	(8,823)	(9,048)	225
2.428%	EUR - EONIA	Annually	9/17/2075	893,404	42,119	6,658	35,461
EUR - EONIA	2.397%	Annually	9/17/2035	826,737	(5,409)	285	(5,694)
CHF - SARON	0.436%	Annually	9/17/2035	2,894,631	(33,139)	(6,311)	(26,828)
SOFR	3.726%	Annually	9/17/2030	5,178,900	79,551	(21)	79,572
4.114%	SOFR	Annually	9/17/2055	1,372,800	(49,448)	5	(49,453)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

INTEREST RATE SWAP AGREEMENTS (Continued)
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation/ (Depreciation)
3.978%	SOFR	Annually	9/17/2035	$877,300	$(21,512)	$(9,225)	$(12,287)
CAD - CORRA	2.64%	Semi-Annually	9/17/2028	3,730,976	14,310	(33)	14,343
MXN -TIIE	8.225%	Monthly	9/17/2035	2,600,758	20,047	(638)	20,685
9.42%	IBR	Quarterly	9/17/2035	1,141,139	(8,824)	(6,711)	(2,113)
5.208%	ICPROM	Semi-Annually	9/17/2035	838,012	(5,561)	(3,889)	(1,672)
3.716%	6M T-Bills	Semi-Annually	9/17/2030	5,291,299	(22,827)	(282)	(22,545)
4.008%	NOK - NIBOR	Semi-Annually	9/17/2035	2,182,426	(44,098)	(11,941)	(32,157)
NOK - NIBOR	4.079%	Semi-Annually	9/17/2027	29,740,662	181,312	34,728	146,584
INR - MIBOR	5.9425%	Semi-Annually	9/17/2035	1,001,917	4,448	—	4,448
CHF - SARON	-0.1983%	Annually	9/17/2027	6,427,905	10,610	—	10,610
CZK - PRIBOR	3.608%	Semi-Annually	9/17/2030	1,587,851	(2,585)	—	(2,585)
ILS - SHIR	3.804%	Annually	9/17/2030	1,632,998	1,376	—	1,376
					1,536,054	730,962	805,092

DISPERSION SWAP AGREEMENTS
Description	Counterparty	Volatility Received	Volatility Paid	Maturity Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Equity Volatility	MS	Custom Stock Basket	Custom Stock Basket	1/16/2026	(20,000)	$(25,646)
SPX Index	CIT	Custom Stock Basket	U.S. Index	1/16/2026	(25,000)	(67,877)
SPX Index	BAML	Custom Stock Basket	U.S. Index	1/16/2026	(25,000)	10,630
SPX Index	BAML	Custom Stock Basket	U.S. Index	1/16/2026	(25,000)	(33,875)
SPX Index	BAML	Custom Stock Basket	U.S. Index	1/16/2026	(25,000)	(27,526)
SPX Index	UBS	Custom Stock Basket	U.S. Index	1/16/2026	(10,000)	(3,745)
SPX Index	UBS	Custom Stock Basket	U.S. Index	1/16/2026	(15,000)	(25,406)
SPX Index	BAR	Custom Stock Basket	U.S. Index	6/18/2026	(15,000)	(24,354)
SPX Index	BAR	Custom Stock Basket	U.S. Index	6/18/2026	(20,000)	(26,958)
SPX Index	JPM	Custom Stock Basket	U.S. Index	6/18/2026	(30,000)	(50,086)
SPX Index	BAML	Custom Stock Basket	U.S. Index	6/18/2026	(40,000)	(100,627)
SX5E Index	BAML	Custom Stock Basket	Europe Index	12/19/2025	(13,000)	8,155
SX5E Index	JPM	Custom Stock Basket	Europe Index	6/19/2026	(20,000)	(36,900)
SX5E Index	UBS	Custom Stock Basket	Europe Index	6/19/2026	(10,000)	(18,890)
TOTAL						(423,105)

TOTAL RETURN SWAPS
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)
ADNOC Drilling Company	MS	$(103,233)	Pay SOFR + 1.15%^	2/5/2026	$5,418
Air China Limited	JPM	68,979	Receive HONIA – 0.35%*	5/26/2026	(15,709)
Airbus SE	BAR	(104,715)	Pay ESTR + 2.00%*	5/8/2026	21,008
Aselsan Elektronik Sanay Ve Ticaret A.S.	MS	(25,911)	Pay SOFR + 0.95%^	2/5/2026	1,845
Asia Vital Components Co., Ltd.	MS	(255)	Pay SOFR + 0.75%^	8/28/2025	(1)
ASPEED Technology, Inc.	MS	(4,670)	Pay SOFR + 0.75%^	8/28/2025	247
Banca Transilvania S.A.	MS	21,366	Pay SOFR + 1.00%^	2/5/2026	99

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

TOTAL RETURN SWAPS (Continued)
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)
BCEFMMTL[1]	BAR	1,502,674	Receive ESTR – 0.15%^	6/8/2026	$(10,143)
BCEFVALL[2]	BAR	(481,292)	Pay ESTR – 0.30%^	7/1/2026	116
BCEFYLDL[3]	BAR	594,620	Receive ESTR – 0.25%^	6/8/2026	4,793
BCEFYLDS[4]	BAR	527,024	Receive ESTR – 0.35%^	6/8/2026	(1,260)
BCERSVCS[5]	BAR	(791,473)	Pay SOFR + 0.30%^	4/29/2026	26,897
BCIIACTM[6]	BAR	812,138	Receive SOFR – 0.26%^	3/18/2026	(29,871)
BCIICOPP[7]	BAR	330,476	Receive SOFR – 0.38%^	7/28/2025	(10,140)
BCIICROS[8]	BAR	(862,951)	Pay SOFR + 0.30%^	9/4/2025	11,645
BCIIDISC[9]	BAR	7,394,546	Receive SOFR – 0.25%^	4/29/2026	31,487
BCIIFFOD[10]	BAR	1,477,391	Receive SOFR – 0.30%^	3/13/2026	18,810
BCIIPRIV[11]	BAR	(933,235)	Pay SOFR + 0.25%^	3/19/2026	36,362
BCIISHDF[12]	BAR	(1,561,306)	Pay ESTR + 0.30%^	3/19/2026	25,519
BCIISOXD[13]	BAR	1,078,697	Receive SOFR – 0.15%^	6/12/2026	(47,506)
BCIISOXE[14]	BAR	512,690	Receive SOFR – 3.47%^	9/9/2025	(7,994)
BCUFMMTL[15]	BAR	423,772	Receive SOFR – 0.25%^	4/29/2026	(7,270)
BCUFPRFL[16]	BAR	375,788	Receive SOFR – 0.25%^	9/4/2025	(8,180)
BCUFPRFS[17]	BAR	484,374	Receive SOFR – 0.25%^	4/29/2026	(14,125)
BCUFQLTS[18]	BAR	(532,364)	Pay SOFR + 0.30%^	4/29/2026	6,196
BCUFVOLS[19]	BAR	399,389	Receive SOFR – 0.025%^	4/29/2026	(7,873)
BEFSFULH[20]	BAR	(1,739,313)	Receive Performance^	7/15/2025	(2,424)
BEFSFULK[21]	BAR	(614,029)	Receive Performance^	12/11/2025	(5,618)
BEFSFULN[22]	BAR	(1,811,136)	Receive Performance^	7/15/2025	(992)
BEFSFULT[23]	BAR	(1,833,942)	Receive Performance^	12/11/2025	732
BXIILMUE[24]	BAR	90,139	Receive SOFR^	4/29/2026	(960)
CGFCBVRG[25]	CIT	1,480,041	Receive OBFR – 0.25%*	6/12/2026	144,506
China Eastern Airlines Corporation Ltd.	JPM	17,420	Receive HONIA – 4.25%*	5/26/2026	(3,398)
China Steel Corporation	MS	90,439	Receive SOFR – 1.875%^	8/28/2025	1,318
CPFL ENERGIA SA	MS	(28,309)	Pay ID + 0.50%^	9/17/2025	(230)
CSN Mineracao S.A.	MS	73,513	Receive ID – 7.125%^	9/17/2025	332
EVA Airways Corporation	JPM	(31,789)	Receive OBFR -4.375%*	5/26/2026	(2,898)
Evergreen Marine Corporation	MS	50,610	Receive SOFR – 6.50%^	8/25/2025	1,736
Forvia SE	BAR	120,653	Receive ESTR – 0.10%*	3/19/2026	25,669
Fujitsu Ltd.	JPM	43,016	Receive TONAR – 0.15%*	5/25/2026	(10,058)
Gerdau S.A.	MS	62,635	Receive ID – 4.00%^	9/17/2025	3,297
Gigabyte Technology Co., Ltd.	MS	(192)	Pay SOFR + 0.75%^	8/25/2025	1
GSCBICLN[26]	GS	37,451	Receive SOFR – 0.50%^	11/16/2027	(259)
GSENEPO[27]	GS	(1,153,712)	Pay SOFR + 0.30%^	6/6/2028	31,603
GSGLPHRE[28]	GS	3,151,884	Receive SOFR - 0.50%^	4/21/2027	(78,597)
GSIDLGOV[29]	GS	(263,302)	Pay SOFR + 0.30%^	5/16/2028	8,938
GSISI266[30]	GS	(11,926,437)	Receive Performance^	12/22/2027	(112,753)
GSMBAICO[31]	GS	(4,673,794)	Pay SOFR + 0.50%^	3/20/2028	345,537
GSMBATDM[32]	GS	(1,012,298)	Pay SOFR + 0.45%^	8/24/2027	19,505
GSMBATOL[33]	GS	(326,222)	Pay SOFR + 0.65%^	10/14/2027	8,381
GSMBEXCO[34]	GS	(315,672)	Pay SOFR +0.35%^	4/22/2027	13,317
GSMBHLUX[35]	GS	753,783	Receive SOFR – 0.40%^	7/29/2027	(32,107)
GSMBLUXE[36]	GS	132,478	Pay ESTR + 0.40%^	7/29/2027	3,716
GSMBSASD[37]	GS	(808,205)	Pay SOFR + 0.65%^	5/17/2028	8,763
GSMBWPHH[38]	GS	235,076	Receive SOFR – 0.30%^	4/12/2028	(3,644)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

TOTAL RETURN SWAPS (Continued)
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)
GSMEGTO[39]	GS	(1,540,131)	Pay SOFR +0.30%^	5/31/2028	$48,800
GSSBDEFE[40]	GS	999,027	Receive ESTR – 0.40%^	6/27/2028	(43,360)
GSTMTAI[41]	GS	(934,687)	Pay SOFR + 0.30%^	5/2/2028	42,763
GSXECYCL[42]	GS	(554,225)	Pay ESTR + 0.40%^	5/23/2028	22,413
GSXUCYCL[43]	GS	1,503,071	Pay SOFR + 0.33%^	5/31/2028	45,721
GSXUTHEM[44]	GS	(516,641)	Pay SOFR + 0.33%^	6/21/2028	23,376
Hanwha Ocean Co., Ltd.	MS	103,123	Pay SOFR + 0.75%^	3/26/2027	(7,362)
HD Hyundai Heavy Industries Co.,Ltd.	MS	(193,883)	Pay SOFR + 0.75%^	3/26/2027	(9,581)
JP11DXYL[45]	JPM	1,139,053	Receive OBFR – 0.25%*	8/13/2026	(18,735)
JP1NLAG[46]	JPM	3,460,267	Receive OBFR – 0.25%*	7/31/2026	(97,017)
JP1RTWIN[47]	JPM	91,759	Receive OBFR – 0.25%*	8/14/2026	(6,153)
JPFCPLEY[48]	JPM	(424,194)	Pay ESTR + 0.30%*	5/25/2026	1,298
JPFJBRL1[49]	JPM	(303,434)	Pay TIIE + 0.50%*	7/2/2026	11
JPFJCRED[50]	JPM	(524,178)	Pay OBFR*	5/22/2026	71,800
JPFUMEDA[51]	JPM	(2,102,185)	Pay OBFR + 0.40%*	5/26/2026	412,556
JPFUNOI1[52]	JPM	466,491	Receive OBFR – 0.65%*	5/26/2026	40,667
JPFURU1 I53	JPM	(1)	Pay OBFR*	3/14/2033	(1)
JPGWIN[54]	JPM	(130,083)	Pay OBFR + 0.25%*	8/14/2026	9,015
JPQWIN[55]	JPM	(1,018,255)	Pay OBFR + 0.25%*	8/7/2026	42,170
JPSZLAG[56]	JPM	398,734	Receive OBFR – 0.25%*	10/1/2026	(607)
JPVWIN[57]	JPM	(622,788)	Pay OBFR + 0.25%*	5/22/2026	59,038
LVMH Moet Hennessy Louis Vuitton SE	BAR	161,225	Receive ESTR – 0.10%*	3/19/2026	56,091
MSFDRUS 1[58]	MS	(40,202,820)	N/A^	4/22/2026	817,841
Nippon Sanso Holdings Corporation	JPM	(96,078)	Pay TONAR + 0.16%*	8/5/2026	17,166
Petronas Chemicals Group Bhd	MS	66,418	Receive SOFR – 3.00%^	1/27/2027	(2,208)
Qatar Gas Transport Co., Ltd.	MS	50,096	Pay SOFR + 1.15%^	2/5/2026	1,273
Rheinmetall AG	JPM	168,187	Pay ESTR + 0.15%*	5/25/2026	98,417
S&P 500 Consumer Staples Index	JPM	(1,752,831)	Pay OBFR + 0.45%*	5/22/2026	(10,963)
Saab AB	JPM	(120,316)	Pay 1M STIBOR + 0.15%*	5/25/2026	60,492
Samsung Heavy Industries Co., Ltd.	MS	(282,057)	Pay SOFR + 0.75%^	3/26/2027	(18,117)
Sao Martinho S.A.	MS	(3,209)	Pay ID + 1.50%^	9/17/2025	(444)
Saudi Arabian Oil Company	MS	176,749	Receive SOFR – 1.75%^	2/5/2026	6,979
TPNBNK[59]	JPM	(499,868)	Pay TONAR + 0.20%*	8/5/2026	64,629
Volkswagen AG	BAR	89,826	Receive ESTR – 0.10%*	3/19/2026	(253)
XRJPFLC1[60]	JPM	(11,956,701)	Receive Performance*	10/7/2025	35,993
TOTAL					2,157,491

^	Pays monthly.

*	Pays at termination or maturity date.

Definitions

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
ESTR	- Euro Short-Term Rate
EURIBOR	- Euro Inter-Bank Offered Rate
HIBOR	- Hong Kong Interbank Overnight Rate

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Definitions (Continued)

HONIA	- Hong Kong Overnight Index Average
ICPROM	- Indice Camara Promedio
ID	- Indonesia Bank Rate
iOT	- Inward One Touch Option
LTD	- Limited Company
MIBOR	- Mumbai Interbank Offered Rate
MSCI	- Morgan Stanley Capital International
NIBOR	- Norwegian Interbank Offered Rate
NV	- Naamioze Vennootschap
OBFR	- Overnight Bank Funding Rate
OT	- One Touch Option
PLC	- Public Limited Company
PRIBOR	- Prague Interbank Offered Rate
REIT	- Real Estate Investment Trust
RKO	- Reverse Knock-Out Option
S/A	- Société Anonyme
STIBOR	- Stockholm Interbank Offered Rate
THOR	-Thai Overnight Rate
TIIE	- Interbank Euilibrium Interest Rate
TONAR	- Tokyo Overnight Average Rate
WIBOR	- Warsaw Interbank Overnight Rate

Broker/Counterparty Definitions

BAML	Bank of America Merrill Lynch
BAR	Barclays
CIT	Citibank
GS	Goldman Sachs
JPM	JP Morgan
MS	Morgan Stanley
UBS	UBS

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Foreign issued security.
(d)	Each option contract allows the holder of the option to purchase or sell 10 shares of the underlying index.
(e)	All or a portion of this investment is a holding of the Fulcrum Absolute Diversified Return Fund CFC.
(f)	Option only pays if all terms are met on the expiration date.
(g)	Each contract is equivalent to one futures contract.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

[1]	BCEFMMTL is a custom basket of defense stocks.
[2]	BCEFVALL is a custom basket of global financial stocks.
[3]	BCEFYLDL is a custom basket of global financial stocks.
[4]	BCEFYLDS is a custom basket of clean energy stocks.
[5]	BCERSVCS is a custom basket of reshoring stocks.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

[6]	BCIIACTM is a custom basket of investment management stocks.
[7]	BCIICOPP is a custom basket of metal and coal stocks.
[8]	BCIICROS is a custom basket of U.S. common stocks.
[9]	BCIIDISC is a custom basket of U.S. housing stocks. The components of the basket as of June 30, 2025 are shown on the following pages.
[10]	BCIIFFOD is a custom basket of consumer trends sector stocks.
[11]	BCIIPRIV is a custom basket of global financial stocks.
[12]	BCIISHDF is a custom basket of defense stocks.
[13]	BCIISOXD is a custom basket of technology stocks.
[14]	BCIISOXE is a custom basket of technology stocks.
[15]	BCUFMMTL is a custom basket of IT services stocks.
[16]	BCUFPRFL is a custom basket of consumer trends stocks.
[17]	BCUFPRFS is a custom basket of new and old media stocks.
[18]	BCUFQLTS is a custom basket of U.S. common stocks.
[19]	BCUFVOLS is a custom basket of U.S. common stocks.
[20]	BEFSFULH is a custom basket of HSI Index stocks used to get exposure to Hong Kong market during Asian trading hours, flatted before Asian market closes.
[21]	BEFSFULK is a custom basket of KOSPI Index stocks used to get exposure to Korea market during Asian trading hours, flatted before Asian market closes.
[22]	BEFSFULN is a custom basket of NKY Index stocks used to get exposure to Japan market during Asian trading hours, flatted before Asian market closes.
[23]	BEFSFULT is a custom basket of TAIEX Index stocks used to get exposure to Taiwan market during Asian trading hours, flatted before Asian market closes.
[24]	BXIILMUE is a custom basket of short, processed food stocks.
[25]	CGFCBVRG us a custom basket of processed food stocks.
[26]	GSCBICLN is a custom basket of U.S. stocks.
[27]	GSENEPO is a custom basket of U.S. stocks.
[28]	GSGLPHRE is a custom basket of consumer trends stocks. The components of the basket as of June 30, 2025 are shown on the following pages.
[29]	GSIDLGOV is a custom basket of U.S. stocks.
[30]	GSISI266 is a custom basket of stocks. The components of the basket as of June 30, 2025 are shown on the following pages.
[31]	GSMBAIC0 is a custom basket of technology stocks. The components of the basket as of June 30, 2025 are shown on the following pages.
[32]	GSMBATDM is a custom basket of consumer trends stocks.
[33]	GSMBATOL is a custom basket of auto company stocks.
[34]	GSMBEXC0 is a custom basket of global financial stocks.
[35]	GSMBHLUX is a custom basket of consumer trends stocks.
[36]	GSMBLUXE is a custom basket of consumer trends stocks.
[37]	GSMBSASD is a custom basket of Japanese common stocks.
[38]	GSMBWPHH is a custom basket of healthcare trends stocks.
[39]	GSMEGTO is a custom basket of U.S. common stocks.
[40]	GSSBDEFE is a custom basket of European equity stocks.
[41]	GSMTAI is a custom basket of technology company stocks.
[42]	GSXECYCL is a custom basket of auto company stocks.
[43]	GSXUCYCL is a custom basket of consumer trends stocks.
[44]	GSXUTHEM is a custom basket of U.S. common stocks.
[45]	JP11DXYL is a custom basket of energy stocks.
[46]	JP1NLAG is a custom basket of U.S. common stocks. The components of the basket as of June 30, 2025 are shown on the following pages.
[47]	JP1RTWIN is a custom basket of technology stocks.
[48]	JPFCPLEY is a custom basket of auto company stocks.
[49]	JPFJBRL1 is a custom basket of South American stocks.
[50]	JPFJCRED is a custom basket of consumer trends stocks.
[51]	JPFUMEDA is a custom basket of technology company stocks.
[52]	JPFUNOI1 is a custom basket of energy stocks.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

[53]	JPFURU1 I is a custom basket of metal and coal stocks.
[54]	JPGWIN is a custom basket of global financials.
[55]	JPQWIN is a custom basket of short trucking company stocks.
[56]	JPSZLAG is a custom basket of U.S. common stocks.
[57]	JPVWIN is a custom basket of consumer trends stocks.
[58]	MSFDRUS 1 – The components of the basket as of June 30, 2025 are shown on the following pages.
[59]	TPNBNK is a custom basket of Japanese company stocks.
[60]	XRJPFLC1 is a custom basket of U.S. stocks. The components of the basket as of June 30, 2025 are shown on the following pages.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

The following table represents the individual positions and related values of underlying securities of the BCIIDISC Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Six Flags Entertainment Corporation	(10,088)	$(306,982)	4.16%
Hasbro, Inc.	(3,235)	(238,837)	3.24%
Mattel, Inc.	(11,153)	(219,943)	2.98%
Whirlpool Corporation	(2,110)	(213,950)	2.90%
Chefs’ Warehouse, Inc. (The)	(3,333)	(212,682)	2.88%
Cheesecake Factory, Inc. (The)	(3,387)	(212,227)	2.88%
Best Buy Company, Inc.	(2,969)	(199,323)	2.70%
Cracker Barrel Old Country Store, Inc.	(3,105)	(189,650)	2.57%
SiteOne Landscape Supply, Inc.	(1,499)	(181,303)	2.46%
BRP, Inc.	(3,613)	(175,258)	2.38%
LCI Industries	(1,890)	(172,325)	2.34%
Pool Corporation	(590)	(172,104)	2.33%
Dollar Tree, Inc.	(1,737)	(172,036)	2.33%
Penn Entertainment, Inc.	(9,613)	(171,792)	2.33%
Brightstar Lottery PLC	(10,737)	(169,746)	2.30%
Mohawk Industries, Inc.	(1,582)	(165,903)	2.25%
La-Z-Boy, Inc.	(4,444)	(165,191)	2.24%
YETI Holdings, Inc.	(5,193)	(163,695)	2.22%
Carmax, Inc.	(2,397)	(161,118)	2.18%
Camping World Holdings, Inc., Class A	(9,071)	(155,928)	2.11%
Patrick Industries, Inc.	(1,658)	(153,005)	2.07%
Papa John’s International, Inc.	(3,080)	(150,738)	2.04%
Target Corporation	(1,502)	(148,148)	2.01%
Acushnet Holdings Corporation	(2,013)	(146,589)	1.99%
Dollar General Corporation	(1,274)	(145,680)	1.98%
Vail Resorts, Inc.	(892)	(140,173)	1.90%
Yum! Brands, Inc.	(905)	(134,088)	1.82%
Harley-Davidson, Inc.	(5,562)	(131,257)	1.78%
Brunswick Corporation	(2,327)	(128,528)	1.74%
Leggett & Platt, Inc.	(13,575)	(121,086)	1.64%
Floor & Decor Holdings, Inc., Class A	(1,588)	(120,632)	1.64%
United Parks & Resorts, Inc.	(2,466)	(116,265)	1.58%
Thor Industries, Inc.	(1,289)	(114,452)	1.55%
Dorman Products, Inc.	(929)	(113,964)	1.55%
Genuine Parts Company	(927)	(112,472)	1.53%
RH	(592)	(111,957)	1.52%
LKQ Corporation	(2,938)	(108,732)	1.47%
Polaris, Inc.	(2,321)	(94,336)	1.28%
Mister Car Wash, Inc.	(15,355)	(92,286)	1.25%
Winnebago Industries, Inc.	(3,077)	(89,223)	1.21%
BJ’s Restaurants, Inc.	(1,959)	(87,393)	1.19%
Newell Brands, Inc.	(16,156)	(87,244)	1.18%
Lucky Strike Entertainment Corporation, Class A	(9,197)	(83,967)	1.14%
Fox Factory Holding Corporation	(3,201)	(83,026)	1.13%
Malibu Boats, Inc., Class A	(2,636)	(82,597)	1.12%
Marinemax, Inc.	(3,225)	(81,082)	1.10%
Revolve Group, Inc.	(3,969)	(79,573)	1.08%
Sonos, Inc.	(7,358)	(79,536)	1.08%
Dine Brands Global, Inc.	(3,192)	(77,671)	1.05%
Monro, Inc.	(4,728)	(70,502)	0.96%
Other Underlying Index Components*	(53,822)	(268,377)	3.64%
		$(7,374,572)	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

The following table represents the individual positions and related values of underlying securities of the GSGLPHRE Index Total Return Swap with Goldman Sachs.^

Name	Quantity	Value	Weight
Amer Sports, Inc.	(5,078)	$(196,826)	6.09%
Kingfisher PLC	(46,495)	(185,427)	5.74%
Tapestry, Inc.	(2,012)	(176,654)	5.47%
Buckle, Inc. (The)	(3,757)	(170,398)	5.27%
H & M Hennes & Mauritz AB	(9,940)	(139,375)	4.31%
Hanesbrands, Inc.	(29,600)	(135,568)	4.19%
Sally Beauty Holdings, Inc.	(13,733)	(127,166)	3.93%
Victoria’s Secret & Company	(6,288)	(116,446)	3.60%
Skechers USA, Inc., Class A	(1,812)	(114,306)	3.54%
VF Corporation	(9,531)	(111,992)	3.47%
Newell Brands, Inc.	(20,670)	(111,618)	3.45%
Wolverine World Wide, Inc.	(5,951)	(107,596)	3.33%
Revolve Group, Inc.	(5,017)	(100,584)	3.11%
Bath & Body Works, Inc.	(3,355)	(100,523)	3.11%
Levi Strauss & Company, Class A	(5,146)	(95,151)	2.94%
Ollie’s Bargain Outlet Holdings, Inc.	(718)	(94,650)	2.93%
Under Armour, Inc., Class A	(13,089)	(89,399)	2.77%
Canada Goose Holdings, Inc.	(7,961)	(89,086)	2.76%
Foot Locker, Inc.	(3,611)	(88,460)	2.74%
Columbia Sportswear Company	(1,382)	(84,401)	2.61%
Estee Lauder Companies, Class A	(1,016)	(82,091)	2.54%
Gap, Inc. (The)	(3,726)	(81,274)	2.51%
Adidas AG	(321)	(74,783)	2.31%
Academy Sports & Outdoors	(1,464)	(65,594)	2.03%
Hugo Boss AG	(1,335)	(61,656)	1.91%
Macy’s, Inc.	(4,935)	(57,543)	1.78%
PVH Corporation	(801)	(54,960)	1.70%
Kinnevik AB, Class B	(5,674)	(50,090)	1.55%
Carter’s, Inc.	(1,605)	(48,351)	1.50%
Oxford Industries, Inc.	(1,105)	(44,460)	1.38%
Puma SE	(1,613)	(43,985)	1.36%
Kohl’s Corporation	(5,088)	(43,149)	1.33%
Steven Madden Ltd.	(1,482)	(35,540)	1.10%
Crocs, Inc.	(282)	(28,569)	0.88%
ASOS PLC	(3,709)	(15,414)	0.48%
Boohoo Group PLC	(32,353)	(9,075)	0.28%
		$(3,232,160)	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

The following table represents the individual positions and related values of underlying securities of the GSISI266 Index Total Return Swap with Goldman Sachs.^

Name	Quantity	Value	Weight
JPY 10 Year Bond, Sep 2025	2	$1,669,734	21.29%
JPY 10 Year Bond, Sep 2025	(2)	(1,433,721)	-18.28%
Euro-BTP Future, Sep 2025	6	871,101	11.11%
Long Gilt Future, Sep 2025	(7)	(835,421)	-10.65%
Euro-Oat Future, Sep 2025	5	736,429	9.39%
CHF 2 Year Interest Rate Swap 0.3497%, Jun 2027	509,845	637,658	8.13%
Euro-Oat Future, Sep 2025	4	605,188	7.72%
Natural Gas Future, Jan 2026	12	581,799	7.42%
Gold, 100 oz Future, Dec 2025	2	557,902	7.11%
AUD 10 Year Bond Future, Sep 2025	7	553,157	7.05%
Gold, 100 oz Future, Aug 2025	(2)	(552,191)	-7.04%
US 10 Year Note Future, Sep 2025	5	511,472	6.52%
Natural Gas Future, Nov 2025	(10)	(465,761)	-5.94%
Brent Crude Future, Nov 2025	6	402,765	5.13%
Soybean Future, Nov 2025	8	386,929	4.93%
Soybean Future, Mar 2026	(7)	(386,599)	-4.93%
Euro-BTP Future, Sep 2025	3	381,200	4.86%
NZD 2 Year Interest Rate Swap 3.359%, Jun 2027	619,589	375,312	4.78%
US 10 Year Note Future, Sep 2025	(3)	(373,051)	-4.76%
Copper Future, Sep 2025	3	366,340	4.67%
Copper Future, Dec 2025	(3)	(366,339)	-4.67%
Wti Crude Future, Sep 2025	5	362,999	4.63%
EUR 2 Year Interest Rate Swap 1.94929%, Jun 2027	305,240	357,676	4.56%
DKK 2 Year Interest Rate Swap 2.09235%, Jun 2027	2,267,240	356,128	4.54%
SEK 2 Year Interest Rate Swap 2.11224%, Jun 2027	3,300,514	347,889	4.44%
Corn Future, Sep 2025	(17)	(346,084)	-4.41%
Corn Future, Mar 2026	14	344,252	4.39%
Corn Future, Sep 2025	(16)	(332,540)	-4.24%
AUD 2 Year Interest Rate Swap 3.20159%, Jun 2027	497,533	324,786	4.14%
CAD 2 Year Interest Rate Swap 2.68547%, Jun 2027	408,844	299,330	3.82%
CNY 2 Year Interest Rate Swap 1.35084%, Jun 2027	2,078,766	290,218	3.70%
INR 2 Year Interest Rate Swap 5.51832%, Jun 2027	24,732,171	289,061	3.69%
THB 2 Year Interest Rate Swap 1.30427%, Jun 2027	9,379,579	288,134	3.67%
KRW 2 Year Interest Rate Swap 2.30507%, Jun 2027	372,191,199	274,393	3.50%
LME Prime Aluminum Future, Sep 2025	4	250,313	3.19%
GBP 2 Year Interest Rate Swap 3.967%, Jun 2027	181,079	248,355	3.17%
Live Cattle Future, Oct 2025	3	241,556	3.08%
Live Cattle Future, Dec 2025	(3)	(241,053)	-3.07%
Brent Crude Future, Mar 2026	(4)	(241,006)	-3.07%
Soybean Oil Future, Jan 2026	(9)	(239,941)	-3.06%
Soybean Oil Future, May 2026	7	239,627	3.05%
SGD 2 Year Interest Rate Swap 1.594%, Jun 2027	293,560	230,033	2.93%
ZAR 2 Year Interest Rate Swap 7.26345%, Jun 2027	4,052,723	227,351	2.90%
NOK 2 Year Interest Rate Swap 4.1647%, Jun 2027	(2,288,928)	(226,962)	-2.89%
Brent Crude Future, Sep 2025	(3)	(218,199)	-2.78%
Brent Crude Future, Nov 2025	3	212,018	2.70%
Soybean Meal Future, Mar 2026	(7)	(210,467)	-2.68%
Soybean Meal Future, Dec 2025	7	210,355	2.68%
Copper Future, Mar 2026	2	209,206	2.67%
Copper Future, Dec 2025	(2)	(208,287)	-2.66%
MYR 2 Year Interst Rate Swap 3.17883%, Sep 2025	846,224	200,245	2.55%
Coffee Future, May 2026	(2)	(197,418)	-2.52%
Euro-BOBL Future, Sep 2025	1	196,348	2.50%
JPY 10 Year Bond, Sep 2025	—	(196,047)	-2.50%
Mill Wheat Future, Sep 2025	(17)	(191,638)	-2.44%
Cattle Feeder Future, Aug 2025	1	187,299	2.39%
JPY 2 Year Interst Rate Swap 0.6498%, Jun 2035	26,856,200	185,360	2.36%
CZK 2 Year Interst Rate Swap 3.10917%, Sep 2027	(3,746,765)	(177,423)	-2.26%
COP 2 Year Interst Rate Swap 7.95141%, Sep 2027	(717,513,601)	(176,306)	-2.25%
JPY 10 Year Interst Rate Swap 1.0407%, Jun 2035	25,413,487	175,403	2.24%
Wheat (CBT) Future, Sep 2025	(6)	(173,967)	-2.22%
Wheat Future, May 2026	6	173,405	2.21%
Silver Future, Mar 2026	1	169,639	2.16%
JPY 5 Year Interst Rate Swap 0.99625%, Jun 2030	24,559,126	169,506	2.16%
Silver Future Dec 2025	(1)	(168,822)	-2.15%
Euro-Bund Future, Sep 2025	1	162,628	2.07%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Name	Quantity	Value	Weight
Sugar Future, Mar 2026	8	$161,179	2.05%
Coffee Future, Sep 2025	1	159,682	2.04%
Low Su Gasoil Future, May 2026	(2)	(153,263)	-1.95%
Low Su Gasoil Future Sep 2025	2	152,057	1.94%
HKY 2 Year Interst Rate Swap 3.80%, Sep 2027	1,189,321	151,505	1.93%
LME Prime Aluminum Future, May 2026	(2)	(150,445)	-1.92%
Natural Gas Future, Jan 2026	3	146,978	1.87%
LME Nickel Future, May 2026	(2)	(146,541)	-1.87%
Wti Crude Future, Jul 2026	(2)	(144,534)	-1.84%
Wti Crude Future, Mar 2026	(3)	(144,487)	-1.84%
MXN 2 Year Interst Rate Swap 7.4691%, Sep 2027	2,675,184	141,779	1.81%
Gold, 100 oz Future, Dec 2025	—	141,191	1.80%
Lean Hogs Future, Feb 2026	4	139,212	1.78%
Lean Hogs Future, Oct 2025	(4)	(139,094)	-1.77%
US 10 Year Note Future, Sep 2025	(1)	(136,411)	-1.74%
LME Aluminum Future, Sep 2025	(2)	(134,755)	-1.72%
Soybean Oil Future, Dec 2025	(4)	(134,417)	-1.71%
Soybean Oil Future, Mar 2026	5	133,747	1.71%
LME Prime Aluminum Future, Sep 2025	2	133,500	1.70%
US 5 Year Note Future, Aug 2025	(1)	(133,339)	-1.70%
Gold, 100 oz Future, Aug 2025	—	(132,350)	-1.69%
Gasoline RBOB Future, Sep 25	(1)	(132,046)	-1.68%
Live Cattle Future, Aug 2025	(1)	(122,720)	-1.57%
Live Cattle Future, Oct 2025	2	119,959	1.53%
Other Underlying Index Components*	101,839,258	165,290	2.11%
		$7,842,933	100.00%

+	The basket comprise dynamic exposure to a number of public, rules based indices offered by the Fund’s counterparties. These indices comprise dynamic, quantitative strategies which are designed to capture well known market effects, as outlined in the table below. The indices are unitised, in the sense that the level of the index at any point reflects the cumulative performance of the dynamic exposures that arise from the index rules, and will not equate to the weighted sum of their current exposures. Components of basket shown above consist of investments within the underlying indices in which the Fund has exposure to as noted below (See page 39).

The following table represents the individual positions and related values of underlying securities of the GSMBAICO Index Total Return Swap with Goldman Sachs.^

Name	Quantity	Value	Weight
SK Hynix, Inc.	2,030	$437,888	8.70%
NVIDIA Corporation	2,736	432,241	8.59%
Meta Platforms, Inc., Class A	564	416,223	8.27%
Tencent Holdings Ltd.	5,693	364,780	7.25%
ADVANTEST Corporation	3,919	289,517	5.75%
Fujikura Ltd.	4,732	248,421	4.94%
SK Mechatronics, Corp.	3,243	245,080	4.87%
Broadcom, Inc.	878	242,092	4.81%
SK Technology, S.A.	313	239,995	4.77%
Nova Ltd.	786	216,267	4.30%
Arista Networks, Inc.	2,088	213,648	4.25%
Taiwan Semiconductor Manufacturing Company Ltd.	5,811	210,729	4.19%
Xiaomi Corporation - Class B	26,838	204,961	4.07%
Asia Vital	7,840	199,282	3.96%
Hygon Information Technologies - Class A	9,610	189,527	3.77%
Cambricon Technologies, A.	2,129	178,785	3.55%
All Ring Technology Company Ltd.	11,363	157,041	3.12%
Meituan Dianping, Class B	9,032	144,170	2.87%
BYD Co., Ltd. - H Shares	8,859	138,249	2.75%
Vertiv Holdings Company	1,037	133,163	2.65%
Applovin Corporation - Class A	369	129,123	2.57%
		$5,031,182	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

The following table represents the individual positions and related values of underlying securities of the JP1NLAG Index Total Return Swap with JP Morgan.^

Name	Quantity	Value	Weight
RIOT Platforms, Inc.	(8,972)	$(101,380)	2.83%
Fabrinet	(335)	(98,686)	2.76%
Draftkings, Inc. - Class A	(2,274)	(97,511)	2.72%
Wells Fargo & Company	(1,195)	(95,776)	2.68%
American Airlines Group, Inc.	(8,207)	(92,083)	2.57%
Wayfair, Inc., Class A	(1,795)	(91,782)	2.56%
Meta Platforms, Inc., Class A	(123)	(90,915)	2.54%
Gap, Inc. (The)	(4,129)	(90,052)	2.52%
UiPath, Inc., Class A	(6,978)	(89,318)	2.49%
Schwab (Charles) Corp.	(974)	(88,888)	2.48%
Veeva, Systems Inc. - Class A	(307)	(88,539)	2.47%
Johnson Controls International	(835)	(88,152)	2.46%
Martin Marietta Materials, Inc.	(160)	(87,878)	2.45%
Palo Alto Networks, Inc.	(429)	(87,778)	2.45%
Vulcan Materials Company	(335)	(87,262)	2.44%
Deckers Outdoor Corporation	(845)	(87,055)	2.43%
Alphabet, Inc. - Class A	(493)	(86,805)	2.42%
D-Wave Quantum, Inc.	(5,573)	(81,595)	2.28%
Etsy, Inc.	(1,589)	(79,721)	2.23%
JETBLUE Airways Corp.	(17,618)	(74,525)	2.08%
STERLING Infrastructure, Inc.	(296)	(68,195)	1.90%
Lamb Weston Holdings, Inc.	(1,314)	(68,117)	1.90%
CINEMARK Holdings, Inc.	(2,253)	(68,007)	1.90%
CRISPR Therapeutics, Ag.	(1,292)	(62,833)	1.75%
Hormel Foods Corporation	(2,056)	(62,201)	1.74%
Innodata, Inc.	(1,163)	(59,555)	1.66%
Flutter, Entertainment PLC	(202)	(57,736)	1.61%
Amazon.com, Inc.	(229)	(50,141)	1.40%
Dollar General Corporation	(437)	(50,041)	1.40%
Victoria’s Secret & Company	(2,650)	(49,084)	1.37%
VAXCYTE, Inc.	(1,502)	(48,815)	1.36%
Akero Therapeutics, Inc.	(800)	(42,663)	1.19%
Copart, Inc.	(815)	(39,976)	1.12%
Macy’s, Inc.	(3,283)	(38,285)	1.07%
nCino, Inc.	(1,315)	(36,787)	1.03%
Armstrong World Industries, Inc.	(199)	(32,376)	0.90%
Teladoc Health, Inc.	(3,620)	(31,533)	0.88%
Twist Bioscience Corporation	(842)	(30,965)	0.86%
Boston Beer Co., Inc./The	(138)	(26,365)	0.74%
SkyWest, Inc.	(238)	(24,525)	0.69%
Groupon, Inc.	(671)	(22,442)	0.63%
JFrog Ltd.	(506)	(22,219)	0.62%
WD-40 Co.	(96)	(21,943)	0.61%
Red Rock Resorts, Inc.	(418)	(21,733)	0.61%
WNS Holdings Ltd.	(342)	(21,607)	0.60%
Interparfums, Inc.	(159)	(20,826)	0.58%
Marzetti Company/The	(120)	(20,805)	0.58%
ACADIA Pharmaceuticals, Inc.	(962)	(20,740)	0.58%
Vital Farms, Inc.	(531)	(20,464)	0.57%
Revolve Group, Inc.	(991)	(19,869)	0.55%
Other Underlying Index Components*	(38,467)	(633,720)	17.74%
		$(3,580,269)	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

The following table represents the individual positions and related values of underlying securities of the MSFDRUS I Index Total Return Swap with Morgan Stanley.^

Name	Quantity	Value	Weight
Cash		$17,939,634	44.00%
Eli Lilly & Co.	1,224	954,145	2.34%
Hammerson PLC	(197,644)	(810,459)	-1.99%
Mowi ASA	26,583	512,456	1.26%
Republic Services, Inc.	1,850	456,229	1.12%
Heidelberg Materials AG	1,915	449,271	1.10%
Paladin Energy Ltd.	83,838	444,677	1.09%
PDD Holdings, Inc.	4,129	432,141	1.06%
Leonardo SpA	7,051	396,280	0.97%
Digital Realty Trust, Inc.	2,186	381,085	0.93%
Rolls-Royce Holdings PLC	25,963	344,529	0.85%
RTX Corporation	2,258	329,713	0.81%
Klepierre SA	(7,863)	(309,286)	-0.76%
Clean Harbors, Inc.	1,307	302,152	0.74%
Buzzi SpA	5,440	301,131	0.74%
TransDigm Group, Inc.	191	290,442	0.71%
Salmar ASA	6,602	285,673	0.70%
Waste Management, Inc.	1,241	283,966	0.70%
Nutanix, Inc.	3,549	271,286	0.67%
American Tower Corporation	1,211	267,655	0.66%
Waste Connections, Inc.	1,432	267,336	0.66%
Equinix, Inc.	322	256,141	0.63%
Airbus SE	1,227	255,835	0.63%
Novo Nordisk A/S	3,681	255,131	0.63%
Toast, Inc.	5,464	242,001	0.59%
GFL Environmental, Inc.	4,750	239,685	0.59%
Unibail-Rodamco-Westfield	(2,455)	(234,310)	-0.57%
Singapore Telecommunications Ltd.	(78,017)	(234,223)	-0.57%
Rheinmetall AG	110	232,512	0.57%
Safran SA	690	223,927	0.55%
BT Group PLC	(81,347)	(216,147)	-0.53%
Shell PLC	6,062	213,844	0.52%
AT&T, Inc.	(7,352)	(212,767)	-0.52%
Quanta Services, Inc.	560	211,725	0.52%
Castellum AB	15,743	206,037	0.51%
Telefonica SA	(39,213)	(205,625)	-0.50%
Telia Co AB	(56,283)	(201,713)	-0.49%
Monday.com Ltd.	641	201,582	0.49%
Telenor ASA	(12,596)	(195,530)	-0.48%
Bakkafrost P/F	4,325	194,429	0.48%
TAG Immobilien AG	10,929	193,988	0.48%
Cheniere Energy, Inc.	790	192,389	0.47%
Trane Technologies PLC	436	190,711	0.47%
Cellnex Telecom SA	4,899	189,875	0.47%
Iberdrola SA	9,872	189,161	0.46%
Veolia Environnement SA	5,302	188,656	0.46%
Q2 Holdings, Inc.	1,989	186,151	0.46%
Thales SA	624	183,204	0.45%
Exxon Mobil Corporation	1,669	179,918	0.44%
Prologis, Inc.	1,711	179,860	0.44%
TotalEnergies SE	2,928	179,438	0.44%
Other Underlying Index Components*	(176,903)	13,693,115	33.55%
		$40,769,056	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

The following table represents the individual positions and related values of underlying securities of the XRJPFLC1 Index Total Return Swap with JP Morgan.^

Name	Quantity	Value+	Weight
USD 3 Year Interest Rate Swap 3.55786%, Dec 2025	1,038,513	$1,038,513	37.55%
USD 3 Year Interest Rate Swap 4.0151%, Sep 2028	1,018,983	1,018,983	36.84%
GBP 3 Year Interest Rate Swap 3.764%, Sep 2028	646,056	887,327	32.08%
EUR 3 Year Interest Rate Swap 2.2457%, Sep 2028	(747,734)	(877,543)	-31.73%
GBP 3 Year Interest Rate Swap 3.74481%, Dec 2028	637,927	876,163	31.68%
EUR 3 Year Interest Rate Swap 2.14238%, Dec 2028	(712,311)	(835,970)	-30.22%
GBP 5 Year Interest Rate Swap 4.00305%, Sep 2030	486,365	668,000	24.15%
USD 5 Year Interest Rate Swap 3.67322%, Dec 2030	667,002	667,002	24.12%
USD 5 Year Interest Rate Swap 3.726%, Sep 2030	659,781	659,781	23.85%
GBP 5 Year Interest Rate Swap 3.8536%, Dec 2030	476,441	654,370	23.66%
EUR 5 Year Interest Rate Swap 2.29635%, Sep 2030	(525,914)	(617,214)	-22.32%
JPY 3 Year Interest Rate Swap 0.89375%, Sep 2028	(88,206,052)	(610,908)	-22.09%
EUR 5 year Interest Rate Swap 2.31571%, Dec 2030	(498,321)	(584,831)	-21.15%
JPY 3 Year Interest Rate Swap 0.68427%, Dec 2028	(82,989,621)	(574,780)	-20.78%
WTI Crude Future Aug 2025	(6)	(360,676)	-13.04%
Gold, 100 oz Future, Aug 2025	(1)	(287,686)	-10.40%
USD 7 Year Interest Rate Swap 3.77335%, Dec 2025	286,083	286,083	10.34%
USD 7 Year Interest Rate Swap 4.013%, Sep 2025	285,181	285,181	10.31%
GBP 7 Year Interest Rate Swap 4.01682%, Sep 2032	206,048	282,997	10.23%
LME Copper Future Aug 2025	1	279,816	10.12%
GBP 7 Year Interest Rate Swap 3.99151%, Dec 2032	200,864	275,877	9.97%
JPY 5 Year Interest Rate Swap 0.99625%, Sep 2025	(39,760,040)	(275,375)	-9.96%
JPY 5 Year Interest Rate Swap 0.7894%, Dec 2030	(37,327,648)	(258,528)	-9.35%
Copper Future, Sep 2025	(2)	(256,800)	-9.28%
Euro-Bund Future, Sep 2025	2	255,828	9.25%
Markit ITRAXX Europe Credit Default Swap, Jun 2030	214,884	251,801	9.10%
GBP 3 Year Interest Rate Swap 3.764%, Sep 2028	173,203	237,565	8.59%
GBP 3 Year Interest Rate Swap 3.74481%, Dec 2028	171,261	234,902	8.49%
AUD 3 Year Interest Rate Swap 3.58309%, Dec 2028	356,618	232,836	8.42%
EUR 7 Year Interest Rate Swap 2.3473%, Sep 2032	(198,353)	(232,788)	-8.42%
EUR 3 Year Interest Rate Swap 2.2457%, Sep 2028	197,549	231,487	8.37%
AUD 3 Year Interest Rate Swap 4.04924%, Sep 2028	338,903	221,270	8.00%
EUR 3 Year Interest Rate Swap 2.14238%, Dec 2028	188,519	220,906	7.99%
EUR 7 Year Interest Rate Swap 2.44519%, Dec 2032	(187,530)	(220,085)	-7.96%
CAD 3 Year Interest Rate Swap 2.47592%, Dec 2028	300,309	219,376	7.93%
CAD 3 Year Interest Rate Swap 2.64%, Sep 2028	300,085	219,212	7.93%
USD 3 Year Interest Rate Swap 3.55786%, Dec 2025	218,033	218,033	7.88%
Gasoline RBOB Future, Aug 2025	(2)	(214,667)	-7.76%
USD 3 Year Interest Rate Swap 4.0151%, Sep 2028	213,538	213,538	7.72%
SEK 3 Year Interest Rate Swap 2.3475%, Sep 2028	(1,908,033)	(201,169)	-7.27%
CHF 3 Year Interest Rate Swap 0.2625%, Sep 2028	(159,163)	(199,258)	-7.20%
CHF 3 Year Interest Rate Swap 0.11504%, Dec 2028	(150,760)	(188,739)	-6.82%
Gasoline RBOB Future, Aug 2025	2	186,375	6.74%
SEK 3 Year Interest Rate Swap 2.26842%, Dec 2028	(1,729,227)	(182,317)	-6.59%
Corn Future, Dec 2025	8	171,561	6.20%
Silver Future, Sep 2025	1	170,777	6.17%
Brent Crude Future, Sep 2025	3	168,612	6.10%
Corn Future, Sep 2025	(8)	(165,334)	-5.98%
WTI Crude Future Aug 2025	(2)	(159,109)	-5.75%
SEK 5 Year Interest Rate Swap 2.4442%, Sep 2030	(1,480,855)	(156,131)	-5.64%
JPY 10 Year Bond, Sep 2025	—	(149,604)	-5.41%
CHF 5 Year Interst Rate Swap 0.382%, Sep 2030	(114,605)	(143,476)	-5.19%
SEK 5 Year Interest Rate Swap 2.4428%, Dec 2030	(1,337,324)	(140,998)	-5.10%
LME Zinc Future, Aug 2025	(2)	(136,196)	-4.92%
CHF 5 Year Interst Rate Swap 0.27755%, Dec 2030	(108,283)	(135,561)	-4.90%
Wheat (CBT) Future, Dec 2025	4	134,954	4.88%
Wheat (CBT) Future, Sep 2025	(5)	(132,483)	-4.79%
Wheat (CBT) Future, Sep 2025	(5)	(129,620)	-4.69%
JPY 7 Year Interst Rate Swap 1.10125%, Sep 2032	(18,571,688)	(128,626)	-4.65%
Soybean Future, Nov 2025	(2)	(127,808)	-4.62%
Wheat (CBT) Future, Sep 2025	(5)	(125,191)	-4.52%
JPY 7 Year Interst Rate Swap 0.92971%, Dec 2032	(17,424,183)	(120,679)	-4.36%
Other Underlying Index Components*	(28,515,741)	226,894	8.20%
		$2,765,870	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

+	The basket comprise dynamic exposure to a number of public, rules based indices offered by the Fund’s counterparties. These indices comprise dynamic, quantitative strategies which are designed to capture well known market effects, as outlined in the table below. The indices are unitised, in the sense that the level of the index at any point reflects the cumulative performance of the dynamic exposures that arise from the index rules, and will not equate to the weighted sum of their current exposures. Components of basket shown above consist of investments within the underlying indices in which the Fund has exposure to as noted below.

^	Components include cash and foreign cash balances which may not be reflected below.

*	Largest 50 underlying components by market value at June 30, 2025.

Summary of Indices Exposure within GSIS1266 and XRJPFLC1:

Index	Description
ABGSCRVB Index	Commodities beta-constrained carry. Seeks to extract returns from the rolldown of commodities contracts along the curve; BCOM weighted on the long side and short BCOM itself to reduce directionality.
ABGSFCT2 Index	Frontier commodities trend. Medium tem trend following on commodities with lower speculative interest (more producer interest)
ABGSRSCE Index	Commodities long enhanced roll. Seeks to extract returns from passive rolling of commodities contracts ahead of the BCOM index rules (long/short).
GSXAS03F Index	Multi-asset skewness. Extracting returns from futures and FX forwards by shorting those with excessive positive skewness in returns and going long those with excessive negative skewness in returns
ABGSSA02 Index	Commodities seasonal persistence. Seeks to extract returns by going long commodities futures whose historical seasonal performance has been positive and by going short those whose historical seasonal performance has been negative.
GSFXCA02 Index	FX carry. Extracts returns from being long currencies with high risk adjusted carry and short currencies with low risk adjusted carry, with overall exposure optimised to reduce realised equity beta.
GSFXVA01 Index	FX Value. Extracts returns by being long currencies with a low real effective (price level adjusted) exchange rate (REER) and short currencies with a high REER.
GSIRCA03 Index	Rates carry (bonds). Seeks to extract returns by going long fixed income futures with high risk adjusted carry, with overall beta to the US Treasury market designed to be zero.
GSIRVA01 Index	Rates value. Fixed income futures value strategy that goes long bond futures with high real yields and short those with low real yields.
GSSWCA07 Index	Rates carry (IRS). Seeks to extract returns by going long fixed income swaps with high risk adjusted carry, with overall beta to the US Treasury market designed to be zero.
GSSWTR01 Index	Short end rates trend. Medium tem trend following on interest rate swaps from DM and EM markets implemented at the 2y tenor point.
ABGSXSBM Index	Commodities basis momentum. Seeks to extract returns by going long commodities whose curve is flattening relative to its history, and going short commodities whose curve is steepening relative to its history.
ABGSCMLS Index	Commodities carry momentum. Seeks to extract returns by going long commodities whose change in carry is positive, and going short commodities whose change in carry is negative.
AIJPXSK1 Index	Cross asset skewness. Extracting returns from futures and FX forwards by shorting those with excessive positive skewness in returns and going long those with excessive negative skewness in returns
AIJPBT15 Index	Macro indicators trend. Seeks to extract returns by building a measure of economic momentum, then by going long (short) assets which tend to perform in positive (negative) macroeconomic environments.
JMABCCC1 Index	Commod curve carry. Seeks to extract returns from the rolldown of commodities contracts along the curve selecting contracts using momentum weighting.
JMABLCCU Index	Commod curve carry, producer driven. Seeks to extract returns from the rolldown of commodities contracts along the curve, selecting contracts with high producer interest (and low speculator interest).
JMABSEAS Index	Commodities seasonality. Seeks to extract returns from commodity spread positions by going long (short) spreads with positive (negative) seasonality characteristics.
JPDRXMA2 Index	Commodities enhanced congestion. Use a momentum signal to predict congestion in commodities contract rolls, and seek to profit from this congestion.
JMABNPM2 Index	Mutlifactor commodities value. Both strategies seek to generate returns by looking at various measures of commodities value, e.g. substitutability, refining costs, etc.
JCOPCFXC Index	Commods value.
JMFXTECL Index	USD capped, beta constrained FX carry. Extracts returns from being long currencies with high risk adjusted carry and short currencies with low risk adjusted carry, with overall exposure optimised to reduce realised equity beta.
JSDNREC1 Index	G8 rates carry but cross tenor implementation. Seeks to extract returns by going long fixed income swaps with high risk adjusted carry, using multiple tenors across the curve.
JMABSKNS Index	Commodity time spreads skewness. Extracting returns from commodity curve positions by shorting those curves with excessive positive skewness in returns and going long those with excessive negative skewness in returns
JMABCCVB Index	Commodity time spreads value. Seeks to generate returns by looking at various measures of commodities value, e.g. substitutability, refining costs, etc. but entering into spread positions across the curve.

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025

ASSETS
Investment securities:
At cost	$167,909,472
At fair value	$170,495,466
Cash collateral for derivative instruments	30,291,982
Cash on deposit with broker	30,039,188
Cash and cash equivalents	7,445,987
Foreign cash (Cost - $2,724,140)	2,760,276
Unrealized appreciation from forward foreign currency contracts	578,116
Unrealized appreciation from swap contracts	3,855,134
Unrealized appreciation from futures contracts	2,834,361
Receivable for swaps	552,564
Premiums paid for swaps	852,972
Receivable for fund shares sold	689,178
Receivable for securities sold	570,321
Dividends and interest receivable	20,350
Prepaid expenses and other assets	46,113
TOTAL ASSETS	251,032,008

LIABILITIES
Due to broker - foreign currency (Cost - $1,353,546)	1,211,224
Due to broker for options transactions	48,811
Options written, at fair value (Premiums received $1,748,389)	2,003,008
Net unrealized depreciation of futures contracts	1,631,661
Unrealized depreciation on swap contracts	1,342,205
Net unrealized depreciation from forward foreign currency contracts	442,666
Premiums received from swaps	452,874
Payable for investments purchased	521,735
Payable for fund shares redeemed	39,873
Payable for currency contracts	32,764
Investment advisory fees payable	101,228
Payable to related parties	16,965
Shareholder services fees payable - Class I	12,231
Trustees fees payable	2,153
Accrued expenses and other liabilities	118,758
TOTAL LIABILITIES	7,978,156
NET ASSETS	$243,053,852

Composition of Net Assets:
Paid in capital	$226,759,943
Accumulated earnings	16,293,909
NET ASSETS	$243,053,852

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)
June 30, 2025

Net Asset Value Per Share:
Super Institutional Class Shares:
Net Assets	$135,305,422
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,632,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.93

Institutional Class Shares:
Net Assets	$107,748,430
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,906,095
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.88

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended June 30, 2025

INVESTMENT INCOME
Dividends	$412,391
Interest	5,834,457
Less: Foreign withholding taxes	(23,826)
TOTAL INVESTMENT INCOME	6,223,022

EXPENSES
Investment advisory fees	1,860,666
Shareholder services fees
Institutional Class	67,977
Administrative services fees	244,687
Custodian fees	90,681
Audit and tax fees	137,669
Transfer agent fees	42,919
Legal fees	28,106
Compliance officer fees	31,813
Registration fees	54,653
Printing and postage expenses	50,498
Trustees fees and expenses	17,209
Insurance expense	4,172
Other expenses	4,242
TOTAL EXPENSES	2,635,292
Less: Fees waived by the Advisor	(223,737)
NET EXPENSES	2,411,555
NET INVESTMENT INCOME	3,811,467

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investment transactions	7,563,334
Swap contracts	(1,619,642)
Options written	3,771,289
Futures contracts	354,813
Forward foreign currency exchange contracts	(679,509)
Foreign currency transactions	(561,996)
8,828,289

Net change in unrealized appreciation/(depreciation) of:
Investments	(179,964)
Swap contracts	1,893,534
Options written	(199,741)
Futures contracts	1,549,056
Forward foreign currency exchange contracts	258,924
Foreign currency translations	107,482
3,429,291
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,257,580
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,069,047

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30,	June 30,
	2025	2024
FROM OPERATIONS
Net investment income	$3,811,467	$4,713,134
Net realized gain from investment transactions, options written, swap contracts, futures contracts, forward foreign exchange contracts and foreign currency transactions	8,828,289	10,746,041
Net change in unrealized appreciation/(depreciation) of investments options written, swap contracts, futures contracts, forward foreign exchange contracts and foreign currency translations	3,429,291	3,243,154
Net increase in net assets resulting from operations	16,069,047	18,702,329

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(3,214,209)	(796,424)
Super Institutional Class	(4,918,573)	(1,100,901)
Decrease in net assets from distributions to shareholders	(8,132,782)	(1,897,325)

CAPITAL TRANSACTIONS
Proceeds from shares sold:
Institutional Class	50,377,578	28,829,785
Super Institutional Class	14,265,630	2,253,768
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	3,028,570	629,699
Super Institutional Class	2,681,869	1,095,611
Payments for shares redeemed:
Institutional Class	(23,760,719)	(62,129,800)
Super Institutional Class	(11,589,816)	(14,493,101)
Net increase/(decrease) in net assets from shares of beneficial interest	35,003,112	(43,814,038)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	42,939,377	(27,009,034)

NET ASSETS
Beginning of Year	200,114,475	227,123,509
End of Year	$243,053,852	$200,114,475

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30,	June 30,
	2025	2024
SHARE ACTIVITY
Institutional Class:
Shares Sold	5,346,392	3,196,759
Shares Reinvested	320,823	70,753
Shares Redeemed	(2,487,709)	(6,873,798)
Net increase/(decrease) in shares of beneficial interest outstanding	3,179,506	(3,606,286)

Super Institutional Class:
Shares Sold	1,512,938	249,829
Shares Reinvested	282,898	122,552
Shares Redeemed	(1,199,718)	(1,569,913)
Net increase/(decrease) in shares of beneficial interest outstanding	596,118	(1,197,532)

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Super Institutional Class
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30		June 30		June 30		June 30	June 30
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$9.65		$8.90		$9.20		$10.03	$9.78
Activity from investment operations:
Net investment income/(loss) (1)	0.18		0.21		0.14		(0.08)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.51		0.62		(0.32)		0.06	1.08
Total from investment operations	0.69		0.83		(0.18)		(0.02)	0.98
Less distributions from:
Net investment income	(0.30)		(0.08)		—		(0.81)	(0.41)
Net realized gains	(0.11)		—		(0.12)		—	(0.32)
Total distributions	(0.41)		(0.08)		(0.12)		(0.81)	(0.73)
Net asset value, end of year	$9.93	(2)	$9.65	(2)	$8.90	(2)	$9.20	$10.03
Total return (3)	7.35	% (2)	9.40	% (2)	-2.01	% (2)	0.02%	10.60%
Net assets, at end of year (000s)	$135,305		$125,854		$126,697		$85,504	$108,011
Ratios including the income and expenses of FDFC
Ratio of gross expenses to average net assets (4)(5)	1.24%		1.19%		1.30%		1.37%	1.29%
Ratio of net expenses to average net assets (6)	1.13%		1.05%		1.10%		1.08%	1.10%
Ratio of net investment income/(loss) to average net assets (7)	1.88%		2.26%		1.55%		-0.85%	-0.97%
Portfolio Turnover Rate	113%		239%		84%		129%	140%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Includes adjustments made in accordance with generally accepted accounting principles.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Ratio of gross expenses to average net assets excluding interest and brokerage expenses	1.24	% (8)	1.19%	1.24%	1.33%	1.24%

(6)	Ratio of net expenses to average net assets excluding interest and brokerage expenses	1.13	% (8)	1.05%	1.05%	1.04%	1.05%

(7)	Ratio of net investment income/(loss) to average net assets excluding interest and brokerage expenses	1.88	% (8)	2.26%	1.61%	-0.82%	-0.93%

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Institutional Class
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30		June 30		June 30		June 30	June 30
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$9.61		$8.86		$9.17		$10.01	$9.76
Activity from investment operations:
Net investment income/(loss) (1)	0.17		0.20		0.12		(0.06)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.50		0.62		(0.31)		0.03	1.08
Total from investment operations	0.67		0.82		(0.19)		(0.03)	0.98
Less distributions from:
Net investment income	(0.29)		(0.07)		—		(0.81)	(0.41)
Net realized gains	(0.11)		—		(0.12)		—	(0.32)
Total distributions	(0.40)		(0.07)		(0.12)		(0.81)	(0.73)
Net asset value, end of year	$9.88	(2)	$9.61	(2)	$8.86	(2)	$9.17	$10.01
Total return	7.19	% (2)	9.36	% (2)	-2.13	% (2)	-0.09%	10.58%
Net assets, at end of year (000s)	$107,748		$74,261		$100,426		$73,478	$1,990
Ratios including the income and expenses of FDFC
Ratio of gross expenses to average net assets (4)(5)	1.32%		1.26%		1.40%		1.41%	1.32%
Ratio of net expenses to average net assets (6)	1.22%		1.13%		1.20%		1.13%	1.11%
Ratio of net investment income/(loss) to average net assets (7)	1.79%		2.16%		1.34%		-0.65%	-0.98%
Portfolio Turnover Rate	113%		239%		84%		129%	140%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Includes adjustments made in accordance with generally accepted accounting principles.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Ratio of gross expenses to average net assets excluding interest and brokerage expenses	1.32	% (8)	1.26%	1.33%	1.41%	1.26%

(6)	Ratio of net expenses to average net assets excluding interest and brokerage expenses	1.22	% (8)	1.13%	1.14%	1.13%	1.05%

(7)	Ratio of net investment income/(loss) to average net assets excluding interest and brokerage expenses	1.79	% (8)	2.16%	1.40%	-0.64%	-0.93%

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2025

1.	ORGANIZATION

The Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to March 13, 2023, the Fund was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund seeks to achieve long-term absolute returns. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Super Institutional Class shares and Institutional Class shares at net asset value, both of which commenced operations on July 31, 2015. The Advisor Class is closed and holds no assets, but may accept new investments in the future. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. Institutional Class is subject to a shareholders servicing fee up to 0.10%. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Predecessor Fund was reorganized on March 10, 2023, from a series of Trust for Advised Portfolios, a Delaware statutory trust, to a series of Northern Lights Fund Trust IV, also a Delaware statutory trust. As a series of Northern Lights Fund Trust IV, the Fund is a continuation of the Predecessor Fund. The Fund and the Predecessor Fund have the same investment objective, principal investment strategies and portfolio manager.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08.

Operating Segments – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Treasurer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Security Valuation – The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Securities, including common/preferred stocks and exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments in swap contracts are reported at fair value based on the underlying equity securities held within the swap or daily price reporting- from the swap counterparty. The independent pricing -service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward foreign currency exchange contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. To the extent valuation adjustments are not applied to index options or future options, they are categorized as Level 1.

Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$30,632,935	$—	$—	$30,632,935
Exchange-Traded Funds	650,741	—	—	650,741
Currency Options Purchased	—	4,667,184	—	4,667,184
Index Options Purchased	177,162	—	—	177,162
OTC Dual Binary Options Purchased	—	2,317,156	—	2,317,156
Future Options Purchased	2,734,353	—	—	2,734,353
U.S. Treasury Bills	—	129,315,935	—	129,315,935
Total	$34,195,191	$136,300,275	$—	$170,495,466

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$2,834,361	$—	$—	$2,834,361
Interest Rate Swap Contracts	—	805,092	—	805,092
Total Return Swap Contracts	—	2,157,491	—	2,157,491
Forward Foreign Exchange Contracts	—	578,116	—	578,116
Total	$2,834,361	$3,540,699	$—	$6,375,060

Liabilities
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Options Written	$1,782,531	$—	$—	$1,782,531
Currency Options Written	—	165,194	—	165,194
Index Options Written	55,283	—	—	55,283
Futures Contracts	1,631,661	—	—	1,631,661
Forward Foreign Exchange Contracts	—	442,666	—	442,666
Credit Default Swaps	—	26,549	—	26,549
Dispersion Swaps	—	423,105	—	423,105
Total	$3,469,475	$1,057,514	$—	$4,526,989

The Fund did not hold any level 3 securities during the period.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include Fulcrum Diversified Absolute Return Cayman Fund (“FDFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in FDFC is as follows:

FDFC Net Assets at June 30, 2025	% of the Fund’s Total Net Assets at June 30, 2025
$ 10,988,007	4.5%

For tax purposes, FDFC is an exempted Cayman investment company. FDFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, FDFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, FDFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Commodities Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk – Many derivative contracts are privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

Credit Default Index Swaps Risk – Credit defaults swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

Currency Risk – Changes in currency exchange rates may negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Currency Swaps Risk – Currency swaps are subject to market risk, counterparty risk, and the risk of imperfect correlation between profit or loss on the currency swap and the underlying currency exchange rate. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the Fund will not correlate with the Fund’s other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial.

Emerging Market Risk – The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in the scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Equity Index Swaps Risk – Equity swaps are subject to liquidity risk because the liquidity of equity swaps is based on the liquidity of the underlying instrument, and are subject to the risk that the counterparty to the equity swap may be unable to or unwilling to make payments or otherwise honor its financial obligations under the terms of the contract.

Options Risk – There are risks associated with the sale of call and put options. As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Subsidiary Risk – By investing in FDFC, the Fund is indirectly exposed to the risks associated with FDFC’s investments. The commodity-related instruments held by FDFC are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of FDFC will be achieved. FDFC is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns FDFC, and the Fund and FDFC are both managed by the advisor, making it unlikely that FDFC will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in FDFC, and the Fund’s role as sole shareholder of FDFC. To the extent

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

applicable to the investment activities of FDFC, FDFC will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding taxes and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a financial institution in an amount that is in excess of federally insured limits.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Restricted Cash and Deposits with Brokers – At June 30, 2025, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and/or counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On June 30, 2025, the Fund pledged the following amounts as collateral for open currency contracts, options, futures and swap contracts:

Counterparty	Amounts Pledged(1)	Deposits with Brokers
Barclays	$—	$2,920,106
Citibank, N.A.	1,821,199	3
Goldman Sachs	1,650,000	—
JPMorgan Chase	3,025,973	2,279,295
Merrill Lynch	802,233	—
Morgan Stanley	22,992,577	24,839,784
Total	$30,291,982	$30,039,188

(1)	Excludes non-pledged cash or collateral held by the broker.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022 – 2024) or expected to be taken on the Fund’s 2025 return. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed income securities, interest rates, commodities, or currency exchange rates and related indexes. The Fund may also use these derivatives to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. Additionally, the Fund may use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell at favorable prices) and the potential for market movements, which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

Specific types of derivative instruments used by the Fund for the year ended June 30, 2025, include purchased options; written options; forward currency and futures contracts; and interest rate, credit default, dispersion and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the 4:00pm market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Fund may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s investments in forward foreign currency contracts exposes the Fund to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

Forward foreign currency contracts outstanding as of June 30, 2025 are reflected in the Consolidated Schedule of Investments.

Futures – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. To manage equity price risk, the Fund may enter into futures contracts. Upon entering a futures contract with a broker, the Fund deposits a “cash deposit” with the broker as recorded in the accompanying Consolidated Statements of Assets and Liabilities. The Fund also invests in “London Metal Exchange (“LME”) futures contracts” which settle on their respective maturity dates, and do not have daily cash movements like other futures contracts. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed in the Fund’s Consolidated Schedule of Investments.

Option Transactions – When the Fund writes a put or call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options, if any, is reported on the Consolidated Schedule of Investments.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, volatility risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. In order to maintain prudent risk exposure to the counterparty, the advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the advisor may determine. If the advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Total Return Swaps – The Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed income security, a combination of securities, or an index). The value of the Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price. The Fund’s ability to engage in certain swap transactions may be limited by tax considerations

Interest Rate Swaps – The Fund may enter into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

Credit Default Swaps – The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the advisor does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.

Changes in the value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contacts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of June 30, 2025.

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
				Liabilities

		Gross Amounts
		Offset in the
	Gross Amounts of	Consolidated	Net Amount of Assets
	Recognized	Statement of	Present in the	Offsetting
	Assets and	Assets and	Consolidated Statement	Derivative	Cash Collateral
Description	(Liabilities)	Liabilities	of Assets and Liabilities	Position	Pledged(1)	Total
Purchased Options
Citigroup	$15,924	$—	$15,924	$—	$—	$15,924
Goldman Sachs	1,496,250	—	1,496,250	—	—	1,496,250
JPMorgan Chase	4,943,554	—	4,943,554	(165,194)	—	4,778,360
Morgan Stanley	3,440,127	—	3,440,127	(1,837,814)	—	1,602,313
Futures Contracts (2)
JPMorgan Chase	157	—	157	—	—	157
Morgan Stanley	2,834,204	—	2,834,204	—	—	2,834,204
Forward Foreign Exchange Contracts
JPMorgan Chase	578,116	—	578,116	(442,666)	—	135,450
Swap Contracts
Bank of America
Merrill Lynch	18,785	—	18,785	(18,785)	—	—
Barclays	265,325	—	265,325	(205,921)	—	59,404
Citigroup	144,506	—	144,506	(67,877)	—	76,629
Goldman Sachs	622,833	—	622,833	(270,720)	—	352,113
JPMorgan Chase	1,963,299	—	1,963,299	(524,029)	—	1,439,270
Morgan Stanley	840,386	—	840,386	(63,589)	—	776,797
Total	$17,163,466	$—	$17,163,466	$(3,596,595)	$—	$13,566,871

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
				Liabilities
		Gross Amounts
		Offset in the
		Consolidated	Net Amount of Assets
	Gross Amounts of	Statement of	Present in the	Offsetting
	Recognized Assets	Assets and	Consolidated Statement	Derivative	Cash Collateral
Description	and (Liabilities)	Liabilities	of Assets and Liabilities	Position	Pledged(1)	Total
Written Options
JPMorgan Chase	$(165,194)	$—	$(165,194)	$165,194	$—	$—
Morgan Stanley	(1,837,814)	—	(1,837,814)	1,837,814	—	—
Futures Contracts (2)
JPMorgan Chase	(8,007)	—	(8,007)	—	8,007	—
Morgan Stanley	(1,623,654)	—	(1,623,654)	—	1,623,654	—
Forward Foreign Exchange Contracts
JPMorgan Chase	(442,666)	—	(442,666)	442,666	—	—
Swap Contracts
Bank of America
Merrill Lynch	(162,028)	—	(162,028)	18,785	—	(143,243)
Barclays	(205,921)	—	(205,921)	205,921	—	—
Citigroup	(67,877)	—	(67,877)	67,877	—	—
Goldman Sachs	(270,720)	—	(270,720)	270,720	—	—
JPMorgan Chase	(524,029)	—	(524,029)	524,029	—	—
Morgan Stanley	(63,589)	—	(63,589)	63,589	—	—
UBS	(48,041)	—	(48,041)	—	—	(48,041)
Total	$(5,419,540)	$—	$(5,419,540)	$3,596,595	$1,631,661	$(191,284)

(1)	Over-collateralization of total financial instruments or cash is not shown.

(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Consolidated Schedule of Investments.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of June 30, 2025:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset/Liability Derivatives
Equity/Interest Rate/ Credit/Currency/Commodity	Fair Value of Investments
Options Written, at Fair Value
Net unrealized appreciation/(depreciation) from swap contracts
Net unrealized appreciation/(depreciation of futures contracts
Net unrealized appreciation/(depreciation) of forward foreign exchange contracts

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2025:

Asset Derivatives Investment Fair Value
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	June 30, 2025
Swap Contracts	$2,805,087	$1,036,747	$13,300	$—	$—	$3,855,134
Futures Contracts	919,154	290,136	—	24,062	1,601,009	2,834,361
Forward Foreign Exchange
Contracts	—	—	—	578,116	—	578,116
Options Purchased^	509,772	34,125	—	6,984,340	2,367,618	9,895,855
	$4,234,013	$1,361,008	$13,300	$7,586,518	$3,968,627	$17,163,466

Liability Derivatives Investment Fair Value
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	June 30, 2025
Swap Contracts	$1,070,701	$231,655	$39,849	$—	$—	$1,342,205
Futures Contracts	352,598	116,684	—	583,198	579,181	1,631,661
Forward Foreign Exchange
Contracts	—	—	—	442,666	—	442,666
Options Written	143,033	—	—	165,194	1,694,781	2,003,008
	$1,566,332	$348,339	$39,849	$1,191,058	$2,273,962	$5,419,540

^	Included with fair value of investments.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of

Operations for the year ended June 30, 2025:

Derivative Investment Type	Location of Net Realized and Unrealized Gain/(Loss) on Derivatives
Equity/Interest Rate/ Credit/Currency/Commodity	Net realized gain/(loss) and change in net unrealised appreciation/(depreciation) of: Investments, Swap Contracts, Futures Contracts, Forward Foreign Exchange Contracts and Options Written

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the year ended June 30, 2025:

Realized Gain/(Loss)
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	June 30, 2025
Swap Contracts*	$(310,668)	$(1,033,614)	$(118,804)	$—	$—	$(1,463,086)
Futures Contracts	(2,401,691)	1,087,245	—	(984,949)	2,654,208	354,813
Forward Foreign Exchange
Contracts	—	—	—	(679,509)	—	(679,509)
Options Purchased^	3,447,201	(141,670)	—	1,672,681	(712,484)	4,265,728
Options Written	1,351,762	1,297,764	—	299,679	822,084	3,771,289
	$2,086,604	$1,209,725	$(118,804)	$307,902	$2,763,808	$6,249,235

Change in Unrealized Appreciation/(Depreciation)
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	June 30, 2025
Swap Contracts	$1,194,970	$713,243	$(14,679)	$—	$—	$1,893,534
Futures Contracts	606,505	65,260	—	(292,469)	1,169,760	1,549,056
Forward Foreign Exchange
Contracts	—	—	—	258,924	—	258,924
Options Purchased^	288,798	(3,375)	(90,463)	(1,764,115)	328,819	(1,240,336)
Options Written	(37,150)	—	—	192,702	(355,293)	(199,741)
	$2,053,123	$775,128	$(105,142)	$(1,604,958)	$1,143,286	$2,261,437

*	Excludes income earned on swap contracts.

^	Included with realized loss on investment transactions and change in unrealized appreciation/(depreciation) of investments.

The notional value of the derivative instruments outstanding as of June 30, 2025 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities amounted to $32,150,668 and $39,534,964, respectively.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Fulcrum Asset Management LLP serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. For the year ended June 30, 2025, the Advisor earned $1,860,666 in advisory fees. As of June 30, 2025, the Fund had a payable for advisory fees of $101,228.

Pursuant to a written contract (the “Waiver Agreement”) and effective as of October 28, 2024, the Advisor has contractually agreed, at least until October 28, 2025, to waive a portion or all of its management fees and pay Fund expenses (excluding any shareholder servicing fees; front end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit the annual fund operating expenses to 1.17% of the average daily net assets of each of the Super Institutional Class and Institutional Class shares (the “Expense Limitation”). Prior to October 28, 2024, the Advisor agreed to waive a portion or all of its management fees in order to limit the annual fund operating expenses to 1.05% of the average daily net assets of each of the Super Institutional Class and Institutional Class shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation that was in place at the time of the original expense waiver. If Fund operating expenses attributable to Super Institutional Class shares or Institutional Class shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. For the year ended June 30, 2025, the Advisor waived $223,737 of fees which are subject to recapture by the Advisor.

As of June 30, 2025, the Advisor has waived fees that can be recouped up to three years from the date incurred before expiring as summarized below:

June 30, 2026	June 30, 2027	June 30, 2028
$402,825	$284,861	$223,737

As of June 30, 2025, $323,321 in waived fees have expired unrecouped.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. For the year ended June 30, 2025, the Fund did not pay distribution related charges pursuant to the Plan.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS; and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

In addition, the Fund’s Custodian, U.S. Bank NA is affiliated with U.S. Bank Global Fund Services.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2025, were as follows:

Cost for Federal Tax purposes	$168,403,125
Unrealized Appreciation	$171,442,144
Unrealized Depreciation	(167,278,924)
Tax Net Unrealized Appreciation	$4,163,220

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL, INCLUDING DERIVATIVES

The tax character of distributions paid during the following fiscal years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2025	June 30, 2024
Ordinary Income	$7,876,948	$1,897,325
Long-Term Capital Gain	255,834	—
	$8,132,782	$1,897,325

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$8,200,781	$3,751,248	$—	$—	$—	$4,341,880	$16,293,909

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, tax adjustments for corporate return of capital distributions, and the mark-to-market on open section 1256 futures and option contracts, passive foreign investment companies, forward contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized net foreign currency gains of $178,660.

During the fiscal year ended June 30, 2025, the Fund utilized tax equalization, which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, and tax adjustments for the Fund’s wholly owned subsidiary, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2025, as follows:

Paid
In	Distributable
Capital	Earnings
$617,110	$(617,110)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Fulcrum Diversified Absolute Return Fund and
Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fulcrum Diversified Absolute Return Fund (the “Fund”), a series of Northern Lights Fund Trust IV, as of June 30, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated September 1, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 5, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Fulcrum Diversified Absolute Return Fund
ADDITIONAL INFORMATION (Unaudited)
June 30, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Proxy Voting Policy

Information regarding how the Fund voted proxies related to portfolio securities for the twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, is available without charge, upon request by (i) calling (855) 538-5278; (ii) visiting the Fund’s website at www.fulcrumassetfunds.com; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

INVESTMENT ADVISOR
Fulcrum Asset Management LLP
Marble Arch House
66 Seymour Street
London W1H 5BT
United Kingdom

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	9/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	9/5/25

By (Signature and Title)

/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	9/5/25